As filed with the Securities and Exchange Commission on December 7, 2007
                                     Investment Company Act File Number 811-8312



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                Daily Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2007

Item 1: Report to Stockholders

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DAILY                                                          600 FIFTH AVENUE
INCOME                                                       NEW YORK, NY 10020
FUND                                                              (212)830-5200
===============================================================================
















                               Semi-Annual
                                  Report
                            September 30, 2007
                               (Unaudited)












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              [THIS PAGE INTENTIONALLY LEFT BLANK.]

















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                            DAILY INCOME FUND
                            TABLE OF CONTENTS

===============================================================================

Shareholder Letter                                  4             Municipal Portfolio

Money Market Portfolio                                                  Expense Chart                                 50

     Expense Chart                                  5                   Schedule of Investments                       52

     Schedule of Investments                        7                   Statement of Assets and Liabilities           62

     Statement of Assets and Liabilities           22                   Statement of Operations                       63

     Statement of Operations                       23                   Statements of Changes in Net Assets           64

     Statements of Changes in Net Assets           24                   Financial Highlights                          65

     Financial Highlights                          25             Notes to Financial Statements                       70

                                                                  Additional Information                              78
U.S Treasury Portfolio

     Expense Chart                                 30

     Schedule of Investments                       32

     Statement of Assets and Liabilities           34

     Statement of Operations                       35

     Statements of Changes in Net Assets           36

     Financial Highlights                          37


U.S. Government Portfolio

     Expense Chart                                 41

     Schedule of Investments                       42

     Statement of Assets and Liabilities           44

     Statement of Operations                       45

     Statements of Changes in Net Assets           46

     Financial Highlights                          47




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DAILY INCOME FUND
SHAREHOLDER LETTER

===============================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of Daily Income Fund (the "Fund") for the period ended September 30, 2007. As of September 30, 2007:

The Money Market Portfolio had net assets of $7,228,166,909.

The U.S. Treasury Portfolio had net assets of $1,243,486,776.

The U.S. Government Portfolio had net assets of $418,386,731.

The Municipal Portfolio had net assets of $404,304,225.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



/S/ Steven W. Duff



Steven W. Duff
President

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period through September 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------------
        Institutional Shares &          Beginning Account Ending Account Value     Expenses Paid             Annualized
          Pinnacle Shares (a)            Value 04/01/07         09/30/07          During the period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,026.20               $1.01                  0.20%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,024.00               $1.01                  0.20%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Institutional Service Shares (a)     Beginning Account Ending Account Value      Expenses Paid           Annualized
                                         Value 04/01/07         09/30/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,024.90               $2.28                  0.45%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,022.75               $2.28                  0.45%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
          Investor Shares (a)           Beginning Account Ending Account Value     Expenses Paid              Annualized
                                         Value 04/01/07         09/30/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,023.90               $3.29                  0.65%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before             $1,000.00          $1,021.75                $3.29                  0.65%
 expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
     Short Term Income Shares (a)       Beginning Account Ending Account Value     Expenses Paid             Annualized
                                         Value 04/01/07         09/30/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,022.40               $4.75                  0.94%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00          $1,020.30                $4.75                  0.94%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


----------------------------------------------------------------------------------------------------------------------------
          Retail Shares (a)            Beginning Account  Ending Account Value     Expenses Paid             Annualized
                                         Value 04/01/07         09/30/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,022.10               $5.06                  1.00%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,020.00               $5.05                  1.00%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                       Beginning Account  Ending Account Value     Expenses Paid            Annualized
         Advantage Shares (a)            Value 04/01/07         09/30/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,022.00               $5.16                  1.02%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,019.90               $5.15                  1.02%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                       Beginning Account  Ending Account Value     Expenses Paid             Annualized
            Xpress Shares                Value 06/19/07         09/30/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual (b)                                $1,000.00           $1,011.60               $3.57                  1.25%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,018.75               $6.31                  1.25%
  expenses) (a)
----------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (April 1, 2007 through September 30, 2007), multiplied by 183/366 (to reflect the most recent fiscal half-year).

(b) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (June 19, 2007 through September 30, 2007), multiplied by 104/366 (to reflect the most recent fiscal half-year).

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Asset Back Commercial Paper (4.47%)
-----------------------------------------------------------------------------------------------------------------------------------
$    150,000,000  Chesham Finance Limited
                  Supported by Credit Worthy Counterparties*                    11/05/07     6.06%      $ 149,125,000
      75,000,000  Chesham Finance Limited
                  Supported by Credit Worthy Counterparties*                    11/06/07     5.35          74,604,000
      25,000,000  Ticonderoga Funding
                  Supported by Total Return Swaps with Bank of America          10/09/07     6.30          24,965,222
      75,000,000  Ticonderoga Funding
                  Supported by Total Return Swaps with Bank of America          11/21/07     5.89          74,383,750
----------------                                                                                        -------------
     325,000,000  Total Asset Back Commercial Paper                                                       323,077,972
----------------                                                                                        -------------
Domestic Certificates of Deposit (2.07%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  SunTrust Bank Floating Rate CD (2)                            11/19/07     5.47%      $  50,000,666
      50,000,000  Wilmington Trust Company                                      01/22/08     5.36          50,000,000
      50,000,000  Wilmington Trust Company                                      12/21/07     5.36          50,000,000
----------------                                                                                        -------------
     150,000,000  Total Domestic Certificates of Deposit                                                  150,000,666
----------------                                                                                        -------------
Eurodollar Certificates of Deposit (12.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Alliance & Leicester PLC                                      02/14/08     5.56%      $ 100,001,845
     100,000,000  Barclays Bank PLC                                             03/11/08     5.50         100,002,190
      25,000,000  Barclays Bank PLC                                             03/14/08     5.56          25,000,557
      75,000,000  Credit Industriel et Commercial                               10/04/07     5.71          75,000,000
      50,000,000  Credit Industriel et Commercial                               11/13/07     5.34          50,000,000
      25,000,000  HBOS Treasury Services                                        03/17/08     5.50          25,000,000
     200,000,000  HSBC Bank PLC                                                 11/01/07     5.32         200,000,000
      75,000,000  Northern Rock PLC                                             10/19/07     5.33          75,000,000
      25,000,000  Societe Generale                                              10/16/07     5.34          25,000,050
     100,000,000  Societe Generale                                              12/03/07     5.15         100,000,000
      75,000,000  Societe Generale                                              12/19/07     5.37          75,000,000
      85,000,000  Unicredito Italiano                                           12/07/07     5.25          85,002,341
----------------                                                                                        -------------
     935,000,000  Total Eurodollar Certificates of Deposit                                                935,006,983
----------------                                                                                        -------------
Floating Rate Securities (5.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Bank of America Federal Funds Floater (3)                     10/19/07     5.30%      $ 100,000,000
      50,000,000  General Electric Capital Corp. (4)                            01/03/08     5.42          50,012,434
      50,000,000  Goldman Sachs & Company (5)                                   04/16/08     5.78          50,000,000
      50,000,000  Harris Bank Floater (6)                                       08/18/08     5.36          50,000,000
      25,000,000  JPMorgan Chase & Co. Extendable LIBOR Floating Rate Note (7)  10/10/08     5.80          25,000,000
      40,000,000  Merrill Lynch & Co. Extendible Floater (8)                    10/17/08     5.75          40,000,000
      50,000,000  Sigma Finance Inc. (9)                                        12/13/07     4.83          49,999,477
----------------                                                                                        -------------
     365,000,000  Total Floating Rate Securities                                                          365,011,911
----------------                                                                                        -------------


The accompanying notes are an integral part of these financial statements.

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      ---------
Foreign Commercial Paper (1.85%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Anglo Irish Bank Corporation PLC                               12/17/07     5.37%      $  49,440,681
      11,916,000  Britannia Building Society                                     10/16/07     5.34          11,889,834
      22,855,000  Britannia Building Society                                     10/22/07     5.34          22,784,607
      50,000,000  Yorkshire Building Society                                     10/10/07     5.32          49,935,250
----------------                                                                                         -------------
     134,771,000  Total Foreign Commercial Paper                                                           134,050,372
----------------                                                                                         -------------
Letter of Credit Commercial Paper (0.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$     31,000,000  Cofco Capital Corp.
                  LOC Rabobank Nederland                                         10/18/07     5.79%      $  30,915,826
      30,000,000  ICICI Bank LTD,
                  LOC Fortis Bank                                                02/01/08     5.32          29,475,200
----------------                                                                                         -------------
      61,000,000  Total Letter of Credit Commercial Paper                                                   60,391,026
----------------                                                                                         -------------
Loan Participations (2.23%)
-----------------------------------------------------------------------------------------------------------------------------------
$     62,000,000  AXA Equitable Life Insurance Company with J.P.Morgan Chase(10) 03/21/08     5.26%      $  62,000,000
      44,500,000  McGraw Hill Companies                                          10/04/07     5.36          44,500,000
      30,000,000  McGraw Hill Companies                                          11/05/07     5.37          30,000,000
      25,000,000  McGraw Hill Companies                                          12/04/07     5.39          25,000,000
----------------                                                                                         -------------
     161,500,000  Total Loan Participations                                                                161,500,000
----------------                                                                                         -------------
Medium Term Note (0.42%)
-----------------------------------------------------------------------------------------------------------------------------------
$     30,000,000  Barclays Bank PLC                                              11/02/07     5.41%      $  30,000,000
----------------                                                                                         -------------
      30,000,000  Total Medium Term Note                                                                    30,000,000
----------------                                                                                         -------------
Other Notes (0.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$     10,000,000  Michigan Public Educational Facilities Authority
                  LOC Bank of New York                                           08/22/08     5.30%      $  10,000,000
----------------                                                                                         -------------
      10,000,000  Total Other Note                                                                          10,000,000
----------------                                                                                         -------------
Time Deposit (2.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$    210,000,000  Dresdner Bank                                                  10/01/07     5.22%      $ 210,000,000
----------------                                                                                         -------------
     210,000,000  Total Time Deposit                                                                       210,000,000
----------------                                                                                         -------------
Variable Rate Demand Instruments (11) (13.25%)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,000,000  1212 Jackson LLC - Series 2004
                  LOC Fifth Third Bank                                           09/01/24     5.19%      $   2,000,000
       1,875,000  1800 Indian Wood Ltd. - Series 2005
                  Loc Fifth Third Bank                                           04/01/26     5.19           1,875,000
       1,745,000  2150 Investment Company - Series 1997
                  LOC Fifth Third Bank                                           02/01/17     5.19           1,745,000
       4,320,000  A&M Associates Project - Series 2002
                  LOC US Bank, N.A.                                              12/01/34     5.18           4,320,000
         900,000  Adams County, CO Housing Agency
                  (Semper Village Apartments) - Series 2004C
                  Guaranteed by Federal National Mortgage Association            07/15/37     5.15             900,000



The accompanying notes are an integral part of these financial statements.

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===============================================================================


      Face                                                                            Maturity    Current         Value
     Amount                                                                             Date     Coupon (1)      (Note 1)
-----------                                                                             ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,105,000  Alatrade Foods LLC - Series 2004
                  LOC Amsouth Bank                                                     12/01/14     5.18%      $   2,105,000
       1,970,000  Alabama Incentives Finance Authority, - Series 1999C
                  Insured by AMBAC Assurance Corporation                               10/01/29     5.13           1,970,000
       2,000,000  Albany, NY Industrial Development Agency Civic Facilities RB
                  - Series 2006B
                  LOC Citizens Bank of Rhode Island                                    05/01/35     5.13           2,000,000
       2,900,000  Allied Services, Ltd.- Series 2006
                  LOC Fifth Third Bank                                                 03/01/21     5.19           2,900,000
         800,000  Atlantic Tool & Die Company - Series 1996
                  LOC Key Bank, N.A.                                                   12/01/11     5.20             800,000
       1,775,000  Atlantic Tool & Die Company - Series 2002
                  LOC Key Bank, N.A.                                                   03/01/17     5.20           1,775,000
       1,788,000  Aztec Properties, LLC
                  LOC Firststar Bank                                                   08/01/20     5.21           1,788,000
       1,725,000  Baird Properties, LLC
                  LOC Columbus Bank & Trust Company                                    12/01/26     5.20           1,725,000
         185,000  Barnes & Thornburg LLP - Series 2003
                  LOC Fifth Third Bank                                                 07/01/08     5.19             185,000
       1,800,000  Barnes & Thornburg LLP - Series 2005
                  LOC Fifth Third Bank                                                 12/01/55     5.19           1,800,000
       7,259,000  BB Auto Land of Roswell, LLC - Series 2003A
                  LOC Bank of North Georgia                                            05/01/23     5.28           7,259,000
       2,320,000  BBC, LLC- Series 2000
                  LOC Columbus Bank & Trust Company                                    11/01/20     5.15           2,320,000
       8,225,000  Beacon Orthopedics Facilities, LLC - Series 2004
                  LOC Fifth Third Bank                                                 02/01/24     5.19           8,225,000
       2,760,000  Bennett Realty LLC - Series 2003
                  LOC Fifth Third Bank                                                 04/01/23     5.19           2,760,000
         845,000  Berkeley Square Retirement Center - Series 1998A
                  LOC Fifth Third Bank                                                 02/01/13     5.23             845,000
         880,000  Big Brothers Big Sisters Association of Greater Columbus-Series 2000
                  LOC Fifth Third Bank                                                 12/01/20     5.19             880,000
       3,900,000  Bluegrass Wireless, LLC
                  LOC Fifth Third Bank                                                 02/01/12     5.19           3,900,000
       3,025,000  Bob Sumerel Tire Company, Inc. - Series 1999
                  LOC Fifth Third Bank                                                 04/01/19     5.19           3,025,000
       2,635,000  Briarwood Investments, LLC - Series 2003
                  Guaranteed by Federal Home Loan Bank of Cincinnati                   04/01/23     5.18           2,635,000
       2,700,000  Brookville Enterprises - Series 2004
                  LOC Fifth Third Bank                                                 10/01/25     5.19           2,700,000
       2,100,000  Burke County, GA Development Authority IDRB
                  (Lichtenberg Holdings II, LLC Project) - Series 2002
                  LOC JP Morgan Chase Bank, N.A.                                       01/01/13     5.13           2,100,000
       1,260,000  Butler County Surgical Properties LLC - Series 2005
                  LOC Fifth Third Bank                                                 03/01/23     5.19           1,260,000
       2,895,000  Butler County Surgical Properties LLC - Series 2005
                  LOC Fifth Third Bank                                                 07/01/25     5.19           2,895,000


The accompanying notes are an integral part of these financial statements.

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      3,000,000  Bybee Food LLC
                  LOC Key Bank, N.A.                                            11/01/26     5.20%      $   3,000,000
       4,010,000  Carmichael Imaging, LLC - Series 2002
                  LOC Regions Bank                                              11/01/10     5.13           4,010,000
       5,010,000  Capital Markets Access Company, LLC.
                  (Cape Coral Medical & Surgical Suites, LLC Project)
                  LOC Suntrust Bank                                             08/01/20     5.30           5,010,000
       1,965,000  Central Michigan Inns, LLC (Pohlcat Inc) - Series 2000A
                  LOC Wachovia Bank, N.A.                                       04/01/30     5.20           1,965,000
       9,700,000  CFM International Incorporated - Series 1999A (12)
                  Guaranteed by General Electric Company                        01/01/10     5.20           9,700,000
       4,300,000  Charles K. Blandin Foundation - Series 2004 (13)
                  LOC Wells Fargo Bank, N.A.                                    05/01/19     5.30           4,300,000
         645,000  Chuo Mubea Suspension Component Company - Series 2004
                  LOC Fifth Third Bank                                          01/01/11     5.19             645,000
      23,000,000  Church of the Highlands, Inc.
                  LOC Amsouth Bank                                              01/01/23     5.15          23,000,000
       2,615,000  Cinnamon Properties, Inc.
                  LOC Firstar Bank                                              04/01/20     5.21           2,615,000
       2,060,000  Cirrus Development Ltd. - Series 1999
                  LOC US Bank, N.A.                                             05/01/14     5.21           2,060,000
      11,315,000  City of Auburn, AL
                  Industrial Development & Infrastructure RB - Series 2004A
                  LOC Allied Irish Bank                                         05/01/24     5.15          11,315,000
       2,055,000  CMW Real Estate LLC
                  LOC Firststar Bank                                            06/01/20     5.18           2,055,000
       1,075,000  Cole Investments LLC
                  LOC Fifth Third Bank                                          07/01/19     5.19           1,075,000
       3,670,000  Columbus Area, Inc.
                  LOC Key Bank, N.A.                                            07/01/24     5.20           3,670,000
       2,930,000  Columbus, GA Development Authority Industrial Development RB
                  (Columbus Economic Development Corporation/
                  Bricken Financial Project) - Series 2006
                  LOC Wachovia Bank, N.A.                                       02/01/26     5.20           2,930,000
       5,885,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2000
                  LOC Columbus Bank & Trust Company                             09/01/20     5.18           5,885,000
      10,720,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2002
                  LOC Columbus Bank & Trust Company                             12/01/22     5.13          10,720,000
       3,715,000  Columbus, GA (Riverton Ford Inc. Project) - Series 2000
                  LOC Columbus Bank & Trust Company                             04/01/20     5.13           3,715,000
       2,925,000  Columbus, GA Development Authority RB
                  (Rivertown Pediatric Project) - Series 2003
                  LOC Columbus Bank & Trust Company                             05/01/23     5.18           2,925,000
       7,000,000  Columbus, GA Development Authority RB
                  (Sunbelt - SCG, LLC Project) - Series 2007
                  LOC Regions Bank                                              09/01/27     5.33           7,000,000


The accompanying notes are an integral part of these financial statements.

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===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      6,000,000  Columbus, GA Development Authority RB
                  (Sunbelt - TCG, LLC Project) - Series 2007
                  LOC Regions Bank                                              09/01/27     5.33%      $   6,000,000
      10,035,000  Columbus, GA Development Authority RB
                  (Woodmont Properties, LLC
                  Greystone Farms II Project) - Series 2006
                  LOC Columbus Bank & Trust Co. Company                         02/01/26     5.18          10,035,000
       1,270,000  Consolidated Equities, LLC - Series 1995
                  LOC Fifth Third Bank                                          12/01/25     5.19           1,270,000
       9,170,000  Country Club of the South - Series 2002
                  LOC Bank of North Georgia                                     12/01/31     5.23           9,170,000
       4,620,000  Crestmont Nursing Home - Series 2004
                  LOC Fifth Third Bank                                          03/01/24     5.17           4,620,000
       6,215,000  Cubba Capital II, LLC - Series 2005A
                  LOC Comerica Bank                                             03/01/55     5.20           6,215,000
       5,000,000  Cubba Capital II, LLC - Series 2006B
                  LOC Charter One Bank                                          09/01/56     5.20           5,000,000
       3,800,000  D&G Conduit LLC - Series 2003
                  LOC Amsouth Bank                                              10/01/23     5.15           3,800,000
       1,700,000  D.E.D.E. Realty - Series 1998
                  LOC Fifth Third Bank                                          12/01/11     5.19           1,700,000
       9,650,000  D.G.Y. Real Estate LP - Series 2000A
                  LOC PNC Bank, N.A.                                            05/01/20     5.75           9,650,000
       7,125,000  Daniel Land Company - Series 2004
                  LOC Columbus Bank  & Trust Company                            09/01/29     5.18           7,125,000
       2,135,000  Deerfoot Market Place, LLC - Series 2002
                  LOC First Commercial Bank                                     03/01/28     5.23           2,135,000
       1,780,000  Delta Capital LLC - Series 1996B
                  LOC JPMorgan Chase Bank, N.A.                                 10/01/26     5.23           1,780,000
       3,900,000  Development Authority of Cobb County, GA
                  (Prime Power Project) - Series 2006
                  LOC Bank of North Georgia                                     01/01/32     5.18           3,900,000
       1,875,000  Devin F. & Janis L. McCarthy - Series 1997
                  LOC Firstar Bank                                              07/01/17     5.21           1,875,000
       1,990,000  Eagles Landing, LLC
                  LOC Regions Bank                                              12/01/26     5.15           1,990,000
       2,800,000  East Kentucky Network, LLC
                  LOC Fifth Third Bank                                          02/01/16     5.19           2,800,000
       3,280,000  Eckert Seamans Cherin & Mellott, LLC- Series 2000
                  LOC PNC Bank, N.A.                                            01/01/15     5.18           3,280,000
       7,295,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                  LOC First Union National Bank                                 06/01/20     5.25           7,295,000
       8,450,000  Elsinore Properties LLP - Series 1999
                  LOC Fifth Third Bank                                          01/01/29     5.19           8,450,000
       2,225,000  Erie County, NY IDA RB
                  (Niagara-Maryland LLC Project) - Series 2003
                  LOC Manufacturers and Traders Trust Co.                       06/01/23     5.21           2,225,000
       1,000,000  Fall Village Realty, LLC - Series 2004
                  LOC Fifth Third Bank                                          12/01/29     5.19           1,000,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$        800,000  Family Sports & Lifestyle RB
                  LOC Fifth Third Bank                                          09/01/22     5.19%      $     800,000
       1,890,000  Fannin & Fannin LLC
                  LOC Fifth Third Bank                                          12/01/24     5.19           1,890,000
       3,290,000  FE, LLC - Series 1998A
                  LOC Fifth Third Bank                                          04/01/28     5.17           3,290,000
       1,460,000  Findlay Evangelical Presbyterian Church - Series 2004
                  LOC Fifth Third Bank                                          11/01/30     5.19           1,460,000
       2,690,000  Fiore Capital LLC - Series 2005A
                  LOC Marshall & Ilsley Bank                                    08/01/45     5.13           2,690,000
       1,725,000  First Metropolitan Title Company Demand Notes - Series 1997
                  LOC LaSalle Bank, N.A.                                        05/01/22     5.18           1,725,000
         815,000  First Metropolitan Title Company Demand Notes - Series 1999
                  LOC LaSalle Bank, N.A.                                        05/01/24     5.23             815,000
         615,000  First Park Place LLC
                  LOC Fifth Third Bank                                          12/01/19     5.19             615,000
      11,135,000  Flint River Services, Inc. - Series 2005
                  LOC Columbus Bank & Trust Company                             01/01/30     5.17          11,135,000
      14,935,000  Ft. Northport, LLC - Series 2004
                  LOC Regions Bank                                              12/01/31     5.13          14,935,000
      17,000,000  Fuller Road Management Corporation
                  LOC Key Bank, N.A.                                            07/01/37     5.18          17,000,000
       1,365,000  G&J Land Management - Series 1996
                  LOC Fifth Third Bank                                          12/01/17     5.16           1,365,000
       1,325,000  G&J Land Management - Series 2002
                  LOC Fifth Third Bank                                          09/01/23     5.19           1,325,000
       3,260,000  G&L Manufacturing, Inc.
                  LOC Fifth Third Bank                                          07/01/20     5.19           3,260,000
       3,910,000  Gardner Publications - Series 2000
                  LOC Fifth Third Bank                                          10/01/10     5.19           3,910,000
       1,390,000  Garfield Investment Group
                  LOC Fifth Third Bank                                          07/01/28     5.19           1,390,000
      10,790,000  Gastro Partners Land Company, LLC - Series 2005
                  LOC Union Planters Bank                                       03/01/35     5.15          10,790,000
       1,125,000  GCG Portage, LLC
                  LOC Old Kent Bank & Trust Company                             02/01/26     5.23           1,125,000
       8,000,000  Genoa Medical Development, LLC
                  LOC Fifth Third Bank                                          12/01/45     5.19           8,000,000
         800,000  Gilead Friends Church - Series 2002
                  LOC Fifth Third Bank                                          10/01/17     5.19             800,000
       2,590,000  GMC Financing, LLC - Series 2005
                  Guaranteed by Federal Home Loan Bank of Atlanta               06/01/30     5.13           2,590,000
       1,320,000  Goson Project - Series 1997
                  Guaranteed by Federal Home Loan Bank of Cincinnati            11/01/17     5.18           1,320,000
       2,535,000  Governor's Village LLC - Series 2000
                  LOC Fifth Third Bank                                          03/01/20     5.19           2,535,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,550,000  Graf Brothers Flooring, Inc. - Series 2005
                  LOC Fifth Third Bank                                          05/01/20     5.19%      $   5,550,000
       1,305,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                  LOC Fifth Third Bank                                          07/01/17     5.26           1,305,000
       1,111,100  Gutwein & Co., Inc. and Gutwein Properties LLC - Series 2004
                  LOC Fifth Third Bank                                          12/01/24     5.19           1,111,100
       1,325,000  HCH, LLC - Series 2000
                  LOC Key Bank, N.A.                                            08/01/15     5.20           1,325,000
       2,000,000  Healtheum, LLC - Series 2004
                  LOC Wells Fargo, N.A.                                         11/01/29     5.12           2,000,000
       2,255,000  Henderson, OH Regional Authority
                  LOC Fifth Third Bank                                          07/01/23     5.19           2,255,000
      14,500,600  Herman & Kittle Capital, LLC - Series 2005 (13)
                  LOC Fifth Third Bank                                          06/01/55     5.06          14,500,600
       1,860,000  HFA of Lee County, FL MHRB
                  (University Club Apartments) - Series 2002B
                  Guaranteed by Federal National Mortgage Association           05/15/35     5.12           1,860,000
       1,700,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                  LOC Fifth Third Bank                                          07/01/36     5.19           1,700,000
         850,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.)
                  - Series 2000
                  LOC Key Bank, N.A.                                            08/01/15     5.20             850,000
       2,805,000  Hostun LLC - Series 2004
                  LOC U.S. Bank, N.A.                                           12/01/27     5.23           2,805,000
       1,565,000  HRH Capital LLC - Series 2003
                  LOC Fifth Third Bank                                          03/01/22     5.19           1,565,000
       2,815,000  Hudson Toyota and Hyundai Realty LLC -Series 2003
                  LOC Fifth Third Bank                                          04/01/23     5.19           2,815,000
       1,500,000  IHA Capital Development Corp.
                  LOC Fifth Third Bank                                          07/01/28     5.19           1,500,000
         800,000  Illinois Development Finance Authority
                  (Harbortown Industry Inc. Project) - Series 2000
                  LOC LaSalle National Bank, N.A.                               12/01/20     5.22             800,000
       1,000,000  Indian Creek Christian Church Inc.
                  LOC Fifth Third Bank                                          12/01/55     5.19           1,000,000
       1,587,500  IOP Properties LLC
                  LOC Fifth Third Bank                                          04/01/44     5.19           1,587,500
       1,200,000  Jacksons Food Stores, Inc. - Series 2006
                  LOC Key Bank, N.A.                                            03/01/16     5.20           1,200,000
         980,000  James B. Krewatch & Marden H. Krewatch
                  Revocable Living Trust - Series 2005
                  LOC Fifth Third Bank                                          11/01/25     5.19             980,000
       2,095,000  JBM Realty Company PLL
                  LOC Fifth Third Bank                                          05/01/22     5.19           2,095,000
       3,950,000  Jeff Wyler Automotive Family, Inc.
                  LOC US Bank, N.A.                                             01/02/26     5.21           3,950,000

 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================

       Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      1,240,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                  (The Holland Family Limited Partnership Number 1)-Series 2004
                  LOC Fifth Third Bank                                          07/01/24     5.19%      $   1,240,000
       1,830,000  Keating Meuthing Klekamp
                  LOC Fifth Third Bank                                          11/01/24     5.19           1,830,000
       2,925,000  Kenwood County Club, Incorporated - Series 2005
                  LOC US Bank, N.A.                                             12/01/15     5.21           2,925,000
       3,071,000  KFDT LP - Series 2005
                  LOC Fifth Third Bank                                          04/01/35     5.19           3,071,000
       2,215,000  Kingston Healthcare Company - Series 1997A
                  LOC Fifth Third Bank                                          11/01/17     5.16           2,215,000
       1,715,000  Kingston Healthcare Company - Series 1998A
                  LOC Fifth Third Bank                                          03/01/18     5.16           1,715,000
       4,515,000  Kingston Healthcare Company - Series 2003A
                  LOC Fifth Third Bank                                          08/01/25     5.17           4,515,000
       3,875,000  Kool Capital, LLC
                  LOC Michigan National Bank                                    04/01/29     5.30           3,875,000
       2,040,000  L3 Corporation - Series 2002
                  LOC Fifth Third Bank                                          11/01/17     5.19           2,040,000
       4,400,000  Lakeland Income Properties, LLC - series 2004
                  Guaranteed by Federal Home Loan Bank                          04/01/29     5.13           4,400,000
       4,600,000  Lake Mary Bay Limited Partnership - series 2005
                  LOC Amsouth Bank                                              03/01/25     5.18           4,600,000
       2,395,000  Landmark Church of Christ - Series 2005
                  LOC Columbus Bank & Trust Company                             04/01/20     5.16           2,395,000
       5,315,000  Laurel County, KY Industrial Building RB
                  (Consolidated Biscuit Company Project)
                  LOC Fifth Third Bank                                          03/01/15     5.18           5,315,000
       1,900,000  Lauren Company, LLC - Series 2003
                  LOC Wells Fargo Bank, N.A.                                    07/01/33     5.20           1,900,000
       1,740,000  Le Sportsac Inc. - Series 2005
                  LOC Fifth Third Bank                                          11/01/14     5.19           1,740,000
      12,450,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                  LOC LaSalle Bank, N.A.                                        02/01/26     5.17          12,450,000
       1,185,000  Louisiana Endoscopy Center, Inc. - Series 2005
                  LOC Union Planter Bank                                        03/01/35     5.15           1,185,000
       1,000,000  LRC - Meadows Investors LLC - Series 2004
                  LOC JPMorgan Chase Bank, N.A.                                 12/01/34     5.23           1,000,000
       2,342,100  Materials Processing Inc. - Series 2004
                  LOC Fifth Third Bank                                          09/01/34     5.19           2,342,100
         600,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                  LOC PNC Bank, N.A.                                            05/15/09     5.22             600,000
       6,850,000  MBE Investment Company LLC - Series 2004A
                  LOC Comerica Bank                                             12/01/54     5.20           6,850,000
       7,320,000  MCSH Real Estate Investors, LLC - Series 2004
                  LOC First Tennessee Bank, N.A.                                09/01/21     5.15           7,320,000
       1,755,000  Mercer County,OH Healthcare Facilities RB(Grand Lakes Project)
                  LOC Fifth Third Bank                                          04/01/23     5.19           1,755,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================



        Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,335,000  Michigan City, IN EDC
                  (Consolidated Biscuit Company Project) - Series 1998
                  LOC Fifth Third Bank                                          10/01/13     5.19%      $   2,335,000
       6,555,000  Michigan Equity Group, LLC
                  (Oakland Investment Company Project) - Series 2004A
                  LOC Fifth Third Bank                                          04/01/34     5.19           6,555,000
       2,015,000  Michigan HEFA (Hope College) - Series 1996M
                  LOC Fifth Third Bank                                          10/01/16     5.17           2,015,000
       3,500,000  Mississippi Business Finance Corporation IDRB
                  (Attala Steel Industries, LLC Project) - Series 2005
                  Guaranteed by Federal Home Loan Bank                          07/01/20     5.13           3,500,000
         530,000  Mississippi Business Finance Corporation IDRB
                  (Howard Industries Inc. Project) - Series 1995
                  LOC Amsouth Bank                                              06/01/10     5.13             530,000
       7,225,000  Mississippi Business Finance Corporation IDRB
                  (Lextron - Visteon Leasing, LLC Project) - Series 2003
                  LOC JPMorgan Chase Bank, N.A.                                 12/01/27     5.11           7,225,000
       4,800,000  Mississippi Business Finance Corporation IDRB
                  (Pottery Barn Inc. Project) - Series 2004
                  LOC Bank of America, N.A.                                     06/01/24     5.21           4,800,000
       2,865,000  Mississippi Business Finance Corporation IDRB
                  (TTW Farm Products Inc.)
                  LOC Amsouth Bank                                              11/01/11     5.13           2,865,000
       2,850,000  Mississippi Business Finance Corporation IDRB
                  (Wade Inc. Project) - Series 2006
                  LOC Regions Bank                                              02/01/21     5.13           2,850,000
       1,025,000  MMR Development Co., LLC
                  LOC Fifth Third Bank                                          05/01/23     5.19           1,025,000
       4,000,000  Montgomery, AL Health Facilities Development Inc.
                  LOC First Commercial Bank                                     11/01/33     5.18           4,000,000
         865,000  Montgomery,AL IDB(The Jobs Company, LLC Project)-Series 1996C
                  LOC Columbus Bank & Trust Company                             07/01/16     5.15             865,000
       6,960,000  Montgomery County, PA  MHRB
                  (Brookside Manor Apartments) - Series 2001A
                  Collateralized by Federal National Mortgage Association       08/15/31     5.13           6,960,000
       9,700,000  Moore Orthopedic Clinic -Land, LLC - Series 2006
                  LOC National Bank of South Carolina                           08/01/31     5.18           9,700,000
       1,715,000  Mrs. K.C. Jordan & Associates, Inc.
                  LOC Fifth Third Bank                                          04/01/23     5.19           1,715,000
       2,785,000  Nebar Investments, LLC - Series 2005
                  LOC Fifth Third Bank                                          07/01/50     5.19           2,785,000
       4,095,000  New Hampshire Health & Educational Facility Authority RB
                  (Weeks Medical Center Issue) - Series 2005B
                  LOC Allied Irish Bank                                         07/01/35     5.09           4,095,000
       1,415,000  New Lexington Clinic, P.S.C. - Series 2003
                  LOC Fifth Third Bank                                          05/01/18     5.19           1,415,000
       1,430,000  New York City, NY IDA Civic Facility RB - 2006A
                  LOC Key Bank, N.A.                                            06/01/27     5.07           1,430,000

 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current         Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      1,400,000  New York State HFA RB (345 East 94th Street)
                  Guaranteed by Federal Home Loan Mortgage Corporation          11/01/30     5.10%      $   1,400,000
       1,500,000  NO S Properties, LLC - Series 2004
                  LOC Fifth Third Bank                                          08/01/24     5.19           1,500,000
       7,200,000  North Lagoon Partners, Inc. - Series 2004
                  LOC Columbus Bank & Trust Company                             10/01/29     5.15           7,200,000
       2,980,000  Northern Kentucky Cancer Center, LLC - Series 2003
                  LOC US Bank, N.A.                                             05/01/24     5.21           2,980,000
       1,740,000  NPI Capital, LLC - Series 1999A
                  LOC Michigan National Bank                                    07/01/29     5.23           1,740,000
       2,560,000  OHC Real Estate LLC - Series 2006A
                  LOC US Bank, N.A.                                             11/01/26     5.21           2,560,000
       1,310,000  OHC Real Estate LLC - Series 2006B
                  LOC US Bank, N.A.                                             11/01/26     5.21           1,310,000
       6,900,000  Olathe, KS IDRB ( Diamant Boart Project) - Series 1997B
                  LOC Svenska Handelsbanken                                     03/01/27     5.28           6,900,000
       5,390,000  Opelika IDA (Opelika Industrial Park Project) - Series 1998A
                  Insured by MBIA Insurance Corp.                               06/01/23     5.15           5,390,000
       2,325,000  Ordeal Properties LLC - Series 1997
                  LOC KeyBank, N.A.                                             10/01/12     5.20           2,325,000
       2,150,000  Parisi Investment, LP & Supply Co. - Series 1998
                  LOC US Bank, N.A.                                             05/01/18     5.21           2,150,000
       3,420,000  Parker Towing Company, Inc. - Series 2006
                  LOC Amsouth Bank                                              06/01/11     5.18           3,420,000
       3,700,000  Pennsylvania Economic Development Finance Authority
                  (Repete Associates Project) - Series 2005 B3
                  LOC PNC Bank, N.A.                                            08/01/25     5.13           3,700,000
       1,285,000  Portland, OR EDRB
                  (Broadway Project) - Series 2003B
                  Insured by AMBAC Indemnity Corporation                        04/01/11     5.15           1,285,000
       2,240,737  Precision Radiotherapy LLC
                  LOC Fifth Third Bank                                          08/01/18     5.19           2,240,737
       2,885,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006A
                  LOC Charter One Bank                                          07/01/32     5.23           2,885,000
         915,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006B
                  LOC Charter One Bank                                          07/01/14     5.23             915,000
       2,355,000  Realty Holdings Co. LLC - Series 2004
                  LOC Fifth Third Bank                                          05/01/24     5.19           2,355,000
       4,665,000  Reynolds Road Fitness Center, - Series 1998
                  LOC Fifth Third Bank                                          01/01/19     5.19           4,665,000
       3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                  LOC Comerica Bank                                             06/01/33     5.12           3,490,000
       3,965,000  Rockwood Quarry LLC - Series 2002
                  LOC Fifth Third Bank                                          12/01/22     5.17           3,965,000
      10,158,000  Saber Management LLC - Series 2006
                  LOC Charter One Bank                                          07/01/56     5.19          10,158,000


 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      1,295,000  Sand Run Nursery & Preserve LLC - Series 2004
                  LOC US Bank, N.A.                                             03/01/24     5.23%      $   1,295,000
         980,000  S & S Partnership (Model Graphics) - Series 1999
                  LOC Firstar Bank                                              09/01/19     5.26             980,000
       4,800,000  Santa Rosa Property Holdings, LLC - Series 2006
                  LOC Columbus Bank & Trust Company                             08/01/31     5.18           4,800,000
       2,375,000  Savoy Properties, Ltd. - Series 2000
                  LOC KeyBank, N.A.                                             08/01/20     5.20           2,375,000
       6,270,000  Scott Street Land Company, Ltd. - Series 2000
                  LOC Fifth Third Bank                                          01/03/22     5.19           6,270,000
      10,000,000  Sea Island Company & Sea Island Coastal
                  Properties LLC - Series 2003B
                  LOC Columbus Bank & Trust Company                             04/01/23     5.18          10,000,000
       4,085,000  Security Self-Storage, Inc. - Series 1999
                  LOC Bank One                                                  02/01/19     5.18           4,085,000
       2,800,000  Security Self-Storage, Inc. - Series 2005
                  LOC Fifth Third Bank                                          05/01/35     5.19           2,800,000
       3,330,000  Servaas, Inc. - Series 2003
                  LOC Fifth Third Bank                                          03/01/13     5.19           3,330,000
       3,060,000  Shepherd Capital LLC
                  LOC Fifth Third Bank                                          03/15/49     5.30           3,060,000
       2,000,000  Smugglers Notch Management Company, Ltd. and
                  Smugglers Notch Investment Company, Ltd. - Series 2000
                  LOC KeyBank, N.A.                                             09/01/15     5.20           2,000,000
       6,100,000  South Central Communications Corporation - Series 2003
                  LOC Fifth Third Bank                                          04/01/18     5.17           6,100,000
      15,515,000  Southeast Alabama Gas District RB(Lateral Project)-Series 2000
                  Insured by AMBAC Assurance Corp.                              06/01/25     5.13          15,515,000
       1,660,000  Southern Orthopaedic Properties LLC - Series 2001
                  LOC Columbus Bank & Trust Company                             10/01/21     5.16           1,660,000
      67,800,000  Southern Ute Indian Tribe of the Southern Ute Indian
                  Reservation, CO - Series 2007                                 01/01/27     5.19          67,800,000
      11,925,000  Southwestern Group Limited - Series 2001
                  LOC Firstar Bank                                              07/01/21     5.19          11,925,000
      10,380,000  St. Johns County IDA First Mortgage RB
                  (Presbyterian Retirement Communities Project) - Series 2004B
                  LOC Allied Irish Banks                                        08/01/34     5.70          10,380,000
       1,160,000  Stallard-Schrier Family LP - Series 1996
                  LOC Fifth Third Bank                                          09/01/16     5.23           1,160,000
         900,000  State Crest Ltd. - Series 2000
                  LOC Fifth Third Bank                                          06/01/23     5.19             900,000
      10,640,000  Stonegate-Partners I,LLC(Stonegate Partners Project)
                  - Series 2002
                  LOC US Bank, N.A.                                             06/01/34     5.18          10,640,000
       1,000,000  Stone Creek LLC
                  LOC Columbus Bank & Trust Company                             12/01/41     5.19           1,000,000
      18,705,000  SWC Princeton, LLC - Series 2006
                  LOC Compass Bank                                              03/01/32     5.13          18,705,000



 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------

Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,100,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                  LOC Fifth Third Bank                                          09/01/23     5.19%      $   2,100,000
       2,575,000  Tant Real Estate, LLC - Series 2003
                  LOC Columbus Bank & Trust Company                             03/01/23     5.13           2,575,000
       1,790,000  Taylor Steel, Inc.
                  LOC Key Bank, N.A.                                            02/01/23     5.20           1,790,000
         845,000  T.D. Management Ltd. - Series 1996
                  LOC Fifth Third Bank                                          01/01/11     5.23             845,000
       7,030,000  Thayer Properties II, LLC - Series 2001
                  LOC Columbus Bank & Trust Company                             09/01/21     5.20           7,030,000
       1,710,000  The Home City Ice Company & HC Transport, Inc., Series - 2004
                  LOC U.S. Bank, N.A.                                           05/01/19     5.21           1,710,000
       2,560,000  The Medical Clinic Board of the City of Mobile, AL-Spring Hill
                  (Springhill Medical Complex, Inc.) - Series 1996B
                  LOC Amsouth Bank                                              09/01/11     5.13           2,560,000
       3,010,000  The Physician's Center, L.P. - Series 2003
                  Guaranteed by Federal Home Loan Bank                          10/01/29     5.15           3,010,000
       5,645,000  The Shoppes at Edgewater - Series 2003
                  LOC Amsouth Bank                                              01/01/23     5.13           5,645,000
       6,775,000  Three Reading LP
                  LOC Federal Home Loan Bank of Pittsburg                       06/01/24     5.14           6,775,000
       2,280,000  Tireless Corporation - Series 1999
                  LOC Fifth Third Bank                                          04/01/19     5.19           2,280,000
       2,875,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)-Series 2000
                  LOC Citibank, N.A.                                            11/01/20     5.16           2,875,000
       1,435,000  Trendway Corporation - Series 1996
                  LOC Michigan National Bank                                    12/01/26     5.23           1,435,000
       5,900,000  Triple Crown Investments, LLC - Series 2004
                  LOC Federal Home Loan Bank of Dallas                          08/01/25     5.15           5,900,000
       1,960,000  Trotman Bay Minette, Inc. - Series 2000
                  LOC Columbus Bank & Trust Company                             01/01/21     5.15           1,960,000
       2,595,000  Twelfth Street Partners, LLC - Series 2005
                  LOC Fifth Third Bank                                          04/01/25     5.19           2,595,000
       4,595,000  Upper Illinois River Valley Development Authority
                  (Exolon-ESK Company Project) - Series 1996B
                  LOC Bank of America                                           12/01/21     5.15           4,595,000
         755,000  Vincent Enterprise & Partners - Series 2000
                  LOC KeyBank, N.A.                                             03/01/20     5.20             755,000
         700,000  Walt Sweeney Ford - Series 1996
                  LOC Fifth Third Bank                                          01/01/12     5.26             700,000
       3,572,000  Washington State HFC Non-Profit Housing RB
                  (Rockwood Program) - Series B (13)
                  LOC Wells Fargo Bank, N.A.                                    01/01/30     5.06           3,572,000
       3,490,000  Watson's Dayton Properties, LLC - Series 2002A
                  LOC US Bank, N.A.                                             07/01/18     5.21           3,490,000
       9,080,000  Wellington Green LLC - Series 1999
                  LOC Charter One Bank                                          04/01/29     5.20           9,080,000

 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


       Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Variable Rate Demand Instruments (11) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      9,200,000  Wellstone Mills LLC - Series 2004A
                  LOC PNC Bank, N.A.                                            12/15/24     5.18%      $   9,200,000
       3,400,000  West Coast Pack, LLC - Series 2005
                  LOC LaSalle Bank, N.A.                                        07/01/35     5.12           3,400,000
      15,350,000  William Morris Realty Greystone, LLC - Series 2007
                  LOC Regions Bank                                              03/01/32     5.17          15,350,000
       4,800,000  Willow Creek Interest LLC, OH - Series 2005
                  LOC Fifth Third Bank                                          04/01/25     5.19           4,800,000
       1,220,000  Wilmington Iron & Metal Company - Series 1999
                  LOC Bank One                                                  08/01/14     5.22           1,220,000
       2,000,000  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                  Guaranteed by General Electric Company                        01/01/11     5.55           2,000,000
       8,125,000  Winder-Barrow Industrial Building Authority
                  (The Concrete Company Project) - Series 2000
                  LOC Columbus Bank & Trust Company                             02/01/20     5.13           8,125,000
         990,000  Windsor Medical Center, Inc. - Series 1997
                  LOC Federal Home Loan Bank                                    12/03/18     5.18             990,000
       1,590,000  Wisconsin Housing Preservation Corporation - Series 2005
                  LOC Marshall & Ilsley Bank                                    05/01/35     5.13           1,590,000
       2,100,000  Woods Group TN, LLC - Series 2006
                  LOC Amsouth Bank                                              09/01/31     5.19           2,100,000
       5,000,000  WW Real Estate LLC & White-Wilson Medical Center PA
                  LOC Fifth Third Bank                                          05/01/57     5.19           5,000,000
----------------                                                                                        -------------
     957,430,037  Total Variable Rate Demand Instruments                                                  957,430,037
----------------                                                                                        -------------
Yankee Certificates of Deposit (60.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$     25,000,000  Abbey National Bank Floating Rate YCD (14)                    11/21/07     5.10%      $  24,999,312
     100,000,000  Abbey National Bank Floating Rate YCD (15)                    04/07/08     5.30          99,987,438
     100,000,000  Banco Bilbao de Vizcaya                                       10/04/07     5.70         100,000,000
      50,000,000  Banco Bilbao de Vizcaya                                       12/20/07     5.30          49,986,174
     100,000,000  Banco Bilbao de Vizcaya                                       01/02/08     5.25         100,000,000
     100,000,000  Banco Bilbao de Vizcaya Floating Rate YCD (16)                04/07/08     5.30          99,989,970
     100,000,000  Barclays Bank PLC                                             11/01/07     5.32         100,000,000
     100,000,000  Barclays Bank PLC                                             03/05/08     5.34         100,000,000
      75,000,000  Bayerische Hypo-Und Vereinsbank                               03/31/08     5.13          75,000,000
     145,500,000  Bayerische Landesbank Girozentrale                            10/01/07     5.32         145,500,000
     100,000,000  Bank of Montreal (17)                                         06/17/08     4.90         100,000,000
      40,000,000  CIBC Floating Rate YCD (18)                                   11/26/07     4.88          39,999,410
     100,000,000  CIBC Floating Rate YCD (19)                                   12/20/07     4.85         100,000,000
      75,000,000  CIBC Floating Rate YCD (17)                                   05/08/08     4.90          75,000,000
      50,000,000  CIBC Floating Rate YCD (20)                                   05/21/08     5.21          50,000,000
      25,000,000  CIBC Floating Rate YCD (21)                                   07/28/08     4.92          25,000,000
     250,000,000  Commerzbank AG                                                10/01/07     5.30         250,000,000
     300,000,000  Commerzbank AG                                                01/03/08     5.21         300,000,000
     100,000,000  Credit Industriel et Commercial                               10/25/07     5.32         100,000,000


 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
-----------                                                                       ----     ----------      --------
Yankee Certificates of Deposit (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Credit Industriel et Commercial                               11/01/07     5.32%      $ 100,000,000
      25,000,000  Credit Industriel et Commercial                               05/27/08     5.33          25,000,000
      25,000,000  Credit Suisse First Boston                                    10/16/07     5.32          25,000,000
     100,000,000  Credit Suisse First Boston Floating Rate YCD (22)             12/17/07     4.88         100,000,000
      85,000,000  Credit Suisse First Boston                                    05/16/08     5.00          85,092,246
      50,000,000  Credit Suisse First Boston                                    05/22/08     5.31          50,000,000
      40,000,000  Credit Suisse First Boston                                    06/04/08     5.37          40,000,000
      25,000,000  Deutsche Bank                                                 10/24/07     5.41          25,000,000
      30,000,000  Deutsche Bank                                                 12/17/07     5.34          30,000,000
     100,000,000  Deutsche Bank Floating Rate YCD (18)                          03/05/08     4.89         100,000,000
      50,000,000  Deutsche Bank Floating Rate YCD (23)                          03/07/08     4.88          50,000,000
      50,000,000  Deutsche Bank Floating Rate YCD (17)                          04/24/08     4.90          50,000,000
      50,000,000  Deutsche Zentral-Genossenschaftsb                             10/01/07     5.31          50,000,000
     250,000,000  Deutsche Zentral-Genossenschaftsb                             01/03/08     5.20         250,000,000
     100,000,000  HSH Nordbank AG                                               11/23/07     5.49         100,000,000
      50,000,000  HSH Nordbank AG                                               01/02/08     5.25          50,000,000
      50,000,000  HSH Nordbank AG                                               02/27/08     5.35          50,000,000
     100,000,000  HSH Nordbank AG Floating Rate YCD (2)                         03/13/08     5.77          99,995,577
      50,000,000  HSH Nordbank AG Floating Rate YCD (2)                         03/17/08     5.72          49,997,743
     100,000,000  Nordeutsche Landesbank Girozentral                            11/21/07     5.58         100,000,000
      50,000,000  Nordeutsche Landesbank Girozentral                            11/29/07     5.33          50,000,000
      20,000,000  Nordeutsche Landesbank Girozentral                            04/07/08     5.41          20,000,000
      25,000,000  Royal Bank of Canada                                          11/09/07     5.40          25,000,000
     150,000,000  Skandinav Enskilda Banken NY                                  10/01/07     5.31         150,000,000
     100,000,000  Societe Generale Floating Rate YCD (24)                       12/17/07     4.88         100,000,000
      50,000,000  Societe Generale Floating Rate YCD (18)                       01/08/08     4.89          50,000,000
     100,000,000  Standard Chartered Bank PLC Floating Rate YCD (8)             04/07/08     5.73          99,992,471
      50,000,000  Standard Chartered Bank PLC Floating Rate YCD (25)            04/07/08     5.31          49,994,353
      70,000,000  Svenska Handelsbanken                                         10/26/07     5.39          69,998,498
      50,000,000  Toronto Dominion                                              03/20/08     5.02          50,000,000
     100,000,000  Unicredito Italiano SPA                                       11/27/07     5.53         100,000,000
      75,000,000  Unicredito Italiano SPA                                       11/30/07     5.58          75,000,000
      50,000,000  Union Bank of Switzerland                                     02/29/08     5.40          50,000,000
      50,000,000  Union Bank of Switzerland                                     09/17/08     5.10          50,000,000
      50,000,000  Union Bank of Switzerland                                     09/17/08     5.05          50,000,000
----------------                                                                                       --------------
   4,355,500,000  Total Yankee Certificates of Deposit                                                  4,355,533,192
----------------                                                                                       --------------
                  Total Investments (106.42%) (Cost $7,692,002,159+)                                    7,692,002,159
                  Liabilities in excess of cash and other assets (-6.42%)                                (463,835,250)
                                                                                                       --------------
                  Net Assets (100.00%)                                                                 $7,228,166,909
                                                                                                       ==============

                  * Counterparties with at least a minimum rating of A-1, P-1 & F-1.
                  + Aggregate cost for federal income tax purposes is identical.

 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


FOOTNOTES:
1) The interest rate shown reflects the security's current                 14) The interest rate is adjusted monthly based upon one
   coupon, unless yield is available.                                          month LIBOR minus 0.0325%.

2) The interest rate is  adjusted  monthly  based upon one                 15) The interest rate is adjusted monthly based upon one
   month LIBOR minus 0.03%.                                                    month LIBOR minus 0.0325%.

3) The interest  rate is adjusted daily based upon Federal                 16) The interest  rate is adjusted  quarterly based upon
   Funds Target plus 0.05%.                                                    three month LIBOR minus 0.055%.

4) The interest rate is adjusted quarterly based upon three                17) The interest  rate  is  adjusted  daily  based  upon
   month LIBOR plus 0.06%.                                                     Federal Funds Target plus 0.15%.

5) The interest  rate is  adjusted quarterly based upon one                18) The  interest  rate  is  adjusted  daily  based upon
   month LIBOR plus 0.03%.                                                     Federal Funds Target plus 0.14%

6) The interest rate is adjusted quarterly based upon three                19) The  interest  rate  is  adjusted  daily  based upon
   months LIBOR minus 0.05%.                                                   Federal Funds Target plus 0.10%.

7) The  interest rate is  adjusted  monthly  based upon one                20) The  interest  rate is adjusted daily based upon one
   month LIBOR minus 0.02%.                                                    month LIBOR plus 0.06%.

8) The interest rate is adjusted monthly based upon one month              21) The  interest  rate  is  adjusted  daily  based upon
   LIBOR plus 0.14%.                                                           Federal Funds Target plus 0.165%.

9) The  interest  rate is adjusted  daily based upon  Federal              22) The  interest  rate  is  adjusted  daily  based upon
   Funds prime minus 0.02925%.                                                 Federal Funds Target plus 0.135%.

10)Loan  participation  agreement  with  the  interest  rate               23) The  interest  rate  is  adjusted  daily  based upon
   adjusted quarterly based upon three month LIBOR plus 0.02%.                 Federal Funds Target plus 0.13%.

11) Securities  payable on demand at par including  accrued                24) The  interest  rate  is  adjusted  daily  based upon
    interest (with  seven  day's notice). Interest  rate  is                   Federal Funds Target plus 0.125%.
    adjusted weekly.
                                                                           25) The  interest  rate  is  adjusted monthly based upon
12) The interest rate is adjusted weekly based upon the                        three month LIBOR minus 0.0525%.
    average one month LIBOR plus 0.05%.

13) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.



KEY:
      CD        =   Certificate of Deposit                       IDA       =    Industrial Development Authority
      EDC       =   Economic Development Corp.                   IDRB      =    Industrial Development Revenue Bond
      EDRB      =   Economic Development Revenue Bond            LOC       =    Letter of Credit
      HEFA      =   Health & Educational Facilities Authority    MHRB      =    Multi-Family Housing Revenue Bond
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond
      HFC       =   Housing Finance Commission                   YCD       =    Yankee Certificate of Deposit


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

     --------------------------------------------------------------------------
       Securities Maturing in              Value                 % of Portfolio
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
       Less than 31 Days              $ 4,234,888,175                 55.06%
       31 through 60 Days               1,233,112,750                 16.03
       61 through 90 Days                 539,429,195                  7.01
       91 through 120 Days                750,000,000                  9.75
       121 through 180 Days               529,479,792                  6.88
       Over 180 Days                      405,092,247                  5.27
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
       Total                          $ 7,692,002,159                100.00%
     --------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $    7,692,002,159
  Cash..............................................................................              17,790,259
  Accrued interest receivable.......................................................              77,889,924
  Prepaid expenses..................................................................                  82,953
  Other receivables.................................................................                 125,916
                                                                                          ------------------
         Total assets...............................................................           7,787,891,211
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................               3,382,453
  Payable for securities purchased..................................................             550,000,000
  Dividends payable.................................................................               6,334,536
  Other payable.....................................................................                   7,313
                                                                                          ------------------
         Total liabilities..........................................................             559,724,302
                                                                                          ------------------
  Net assets........................................................................      $    7,228,166,909
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $    7,228,167,182
  Accumulated net realized loss.....................................................                    (273)
                                                                                          ------------------
  Net assets........................................................................      $    7,228,166,909
                                                                                          ==================



Net asset value, per share (Note 3):
Class Name                                          Net Assets         Shares Outstanding        Net Asset Value
Institutional Shares........................       $363,237,369            363,237,383                 $1.00
Institutional Service Shares................       $218,438,053            218,438,061                 $1.00
Investor Shares.............................       $191,323,127            191,323,134                 $1.00
Short Term Income Shares....................       $247,220,270            247,220,279                 $1.00
Retail Shares...............................     $1,367,330,596          1,367,330,648                 $1.00
Pinnacle Shares.............................       $152,691,097            152,691,103                 $1.00
Advantage Shares............................     $3,158,738,157          3,158,738,276                 $1.00
Xpress Shares...............................     $1,529,188,240          1,529,188,298                 $1.00



* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTH ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $      167,161,352
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             3,720,689
    Administration fee..............................................................             1,550,287
    Shareholder servicing fee (Institutional Service Shares)........................               324,027
    Shareholder servicing fee (Investor Shares).....................................               239,172
    Shareholder servicing fee (Short Term Income Shares)............................               198,359
    Shareholder servicing fee (Retail Shares).......................................             1,421,833
    Shareholder servicing fee (Advantage Shares)....................................             3,917,745
    Shareholder servicing fee (Xpress Shares - Note 1)..............................               619,500
    Distribution fee (Investor Shares)..............................................               191,337
    Distribution fee (Short Term Income Shares).....................................               357,046
    Distribution fee (Retail Shares)................................................             3,696,767
    Distribution fee (Advantage Shares).............................................            11,753,235
    Distribution fee (Xpress Shares - Note 1).......................................             1,858,501
    Sub-Accounting fee (Advantage Shares)...........................................             1,567,098
    Sub-Accounting fee (Xpress Shares - Note 1).....................................               247,800
    Custodian expenses..............................................................                40,997
    Shareholder servicing and related shareholder expenses+.........................               551,658
    Legal, compliance and filing fees...............................................               169,741
    Audit and accounting............................................................                97,920
    Trustees' fees and expenses.....................................................               170,562
    Other...........................................................................                17,481
                                                                                        ------------------
    Total expenses..................................................................            32,711,755
          Less:  Fees waived (Note 2)...............................................            (5,160,358)
                 Expense paid indirectly (Note 2)...................................                (6,596)
                                                                                        ------------------
    Net expenses....................................................................            27,544,801
                                                                                        ------------------
    Net investment income...........................................................           139,616,551

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                  (233)
                                                                                        ------------------
Increase in net assets from operations..............................................    $      139,616,318
                                                                                        ==================


+ Includes class specific transfer agency expenses of $71,667, $25,934, $45,967, $40,163, $273,296, and $18,848 for the Institutional,
     Institutional Service, Investor, Short Term Income, Retail, and Pinnacle Shares respectively.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================


                                                                        Six Months Ended                 Year
                                                                       September 30, 2007                Ended
                                                                           (Unaudited)              March 31, 2007
                                                                            ---------               --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $   139,616,551             $     95,361,885
    Net realized gain (loss) on investments.......................                (233)                       2,797
                                                                       ---------------             ----------------
Increase in net assets from operations............................         139,616,318                   95,364,682
Dividends to shareholders from net investment income:
    Institutional Shares..........................................         (16,962,476)                 (30,400,132)
    Institutional Service Shares..................................          (6,401,420)                 (11,264,771)
    Investor Shares...............................................          (4,532,599)                    (546,986)
    Short-Term Income Shares......................................          (3,538,520)                    (203,619)
    Retail Shares.................................................         (24,975,048)                  (4,247,022)
    Pinnacle Shares...............................................          (4,425,388)                  (7,787,391)
    Advantage Shares..............................................         (68,450,115)                 (40,911,972)
    Xpress Shares.................................................         (10,330,985)                      -0-
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................        (139,616,551)                 (95,361,893)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................                  (5)                        (462)
    Institutional Service Shares..................................                  (2)                        (149)
    Investor Shares...............................................                  (2)                         (10)
    Short-Term Income Shares......................................              -0-                              (7)
    Retail Shares.................................................                  (7)                        (152)
    Pinnacle Shares...............................................                  (1)                         (89)
    Advantage Shares..............................................                 (23)                      (1,711)
    Xpress Shares.................................................              -0-                         -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................                 (40)                      (2,580)
                                                                       ---------------             ----------------
Capital share transactions (Note 3):
    Institutional Shares..........................................        (276,335,782)                 266,851,902
    Institutional Service Shares..................................         (49,426,839)                  43,814,744
    Investor Shares...............................................          39,376,277                  151,946,857
    Short-Term Income Shares......................................         190,123,558                   57,096,721
    Retail Shares.................................................         469,426,695                  897,903,953
    Pinnacle Shares...............................................         (18,337,106)                  36,345,944
    Advantage Shares..............................................          45,149,785                3,113,588,491
    Xpress Shares.................................................       1,529,188,298                       -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................       1,929,164,886                4,567,548,612
                                                                       ---------------             ----------------
    Total increase ...............................................       1,929,164,613                4,567,548,821
Net assets:
    Beginning of period...........................................       5,299,002,296                  731,453,475
                                                                       ---------------             ----------------
     End of period................................................     $ 7,228,166,909             $  5,299,002,296
                                                                       ===============             ================
Undistributed net investment income...............................     $        -0-                $        -0-
                                                                       ===============             ================



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)
===============================================================================


                                                       Six Months Ended              For the Years Ended March 31,
                                                                           -------------------------------------------------------
Institutional shares                                   September 30, 2007   2007        2006         2005        2004      2003
--------------------                                      (Unaudited)      ------     --------     --------    -------   -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................... $  1.00       $  1.00      $  1.00      $  1.00     $   1.00   $  1.00
                                                          --------      --------     --------     --------    ---------  --------
Income from investment operations:
   Net investment income.................................    0.026         0.051        0.036        0.016        0.010     0.016
   Net realized and unrealized gain(loss) on investments.    0.000         0.000         --          0.000        0.000     0.000
                                                          --------      --------     --------     --------    ---------  --------
   Total from investment operations......................    0.026         0.051        0.036        0.016        0.010     0.016
Less distributions from:
   Dividends from net investment income..................   (0.026)       (0.051)      (0.036)      (0.016)      (0.010)   (0.016)
   Net realized gain(loss) on investment.................   (0.000)       (0.000)        --         (0.000)      (0.000)   (0.000)
                                                          --------      --------     --------     --------     --------  --------
   Total Distributions...................................   (0.026)       (0.051)      (0.036)      (0.016)      (0.010)   (0.016)
                                                          --------      --------     --------     --------     --------  --------
Net asset value, end of period........................... $  1.00       $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
                                                          ========      ========     ========     ========     ========  ========
Total Return.............................................    2.62%(a)      5.19%        3.63%        1.61%        1.00%     1.61%
Ratios/Supplemental Data
Net assets, end of period (000's)........................ $363,237      $ 639,573    $ 372,721    $ 215,314    $ 163,829 $ 132,837
Ratios to average net assets:
   Expenses (net of fees waived) (b).....................    0.20%(c)      0.20%        0.20%        0.20%        0.20%     0.20%
   Net investment income.................................    5.19%(c)      5.10%        3.66%        1.63%        0.99%     1.60%
   Management and administration fees waived.............     --           0.03%        0.06%        0.08%        0.06%     0.06%
   Transfer agency fees waived...........................    0.01%(c)       --          0.02%        0.02%        0.02%     0.02%
   Expenses paid indirectly..............................    0.00%(c)      0.00%        0.00%        0.00%        0.00%     0.00%



                                                       Six Months Ended              For the Years Ended March 31,
                                                                           -------------------------------------------------------
Institutional Service shares                           September 30, 2007   2007        2006         2005        2004      2003
----------------------------                              (Unaudited)      ------     --------     --------    -------   -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................... $  1.00       $  1.00      $  1.00      $  1.00     $   1.00   $  1.00
                                                          --------      --------     --------     --------    ---------  --------
Income from investment operations:
   Net investment income.................................    0.025         0.048        0.033        0.013        0.007     0.013
   Net realized and unrealized gain(loss) on investments.    0.000         0.000         --          0.000        0.000     0.000
                                                          --------      --------     --------     --------    ---------  --------
   Total from investment operations......................    0.025         0.048        0.033        0.013        0.007     0.013
Less distributions from:
   Dividends from net investment income..................   (0.025)       (0.048)      (0.033)      (0.013)      (0.007)   (0.013)
   Net realized gain(loss) on investment.................   (0.000)       (0.000)        --         (0.000)      (0.000)   (0.000)
                                                          --------      --------     --------     --------     --------  --------
   Total Distributions...................................   (0.025)       (0.048)      (0.033)      (0.013)      (0.007)   (0.013)
                                                          --------      --------     --------     --------     --------  --------
Net asset value, end of period........................... $  1.00       $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
                                                          ========      ========     ========     ========     ========  ========
Total Return.............................................    2.50%(a)      4.92%        3.36%        1.34%        0.73%     1.33%
Ratios/Supplemental Data
Net assets, end of period (000's)........................ $218,438      $ 267,865    $ 224,050    $ 119,989    $ 53,373 $ 114,337
Ratios to average net assets:
   Expenses (net of fees waived) (b).....................    0.45%(c)      0.45%        0.47%        0.47%        0.47%     0.47%
   Net investment income.................................    4.94%(c)      4.83%        3.39%        1.49%        0.73%     1.32%
   Management and administration fees waived.............     --  (c)      0.03%        0.06%        0.08%        0.06%     0.06%
   Distribution fees waived..............................    0.01%(c)       --           --           --           --        --
   Transfer agency fees waived...........................     --  (c)       --          0.01%        0.02%        0.00%     0.00%
   Expenses paid indirectly..............................    0.00%(c)      0.00%        0.00%        0.00%        0.00%     0.00%


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)
===============================================================================



                                                        Six Months Ended        Commencement of Operations
                                                       September 30, 2007        November 28, 2006 through
Retail shares                                              (Unaudited)                March 31, 2007
--------------                                              ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.024                        0.016
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ----------                  -----------
   Total from investment operations.......................        0.024                        0.016
Less distributions from:
   Dividends from net investment income...................       (0.024)                      (0.016)
   Net realized gain on investments.......................       (0.000)                      (0.000)
                                                             ----------                  -----------
   Total Distributions....................................       (0.024)                      (0.016)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.39%(a)                     1.62%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $   191,323                 $   151,947
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.65%(c)                     0.65%(c)
   Net investment income..................................        4.74%(c)                     4.76%(c)
   Management and administration fees waived..............         --  (c)                     0.03%(c)
   Distribution fees waived...............................        0.04%(c)                      --  (c)
   Transfer Agency Account fee waiver.....................         --  (c)                     0.03%(c)
   Expenses paid indirectly...............................        0.00%(c)                     0.00%(c)


                                                        Six Months Ended        Commencement of Operations
                                                       September 30, 2007        February 12, 2006 through
Short Term Income  shares                                 (Unaudited)                March 31, 2007
-------------------------                                  ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.022                        0.006
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ----------                  -----------
   Total from investment operations.......................        0.022                        0.006
Less distributions from:
   Dividends from net investment income...................       (0.022)                      (0.006)
   Net realized gain on investments.......................       (0.000)                      (0.000)
                                                             ----------                  -----------
   Total Distributions....................................       (0.022)                      (0.006)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.25%(a)                     0.59%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $   247,220                 $    57,097
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.94%(c)                     0.94%(c)
   Net investment income..................................        4.46%(c)                     4.47%(c)
   Management and administration fees waived..............         --  (c)                     0.03%(c)
   Expenses paid indirectly...............................        0.00%(c)                     0.00%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                        Six Months Ended        Commencement of Operations
                                                       September 30, 2007        November 28, 2006 through
Retail shares                                              (Unaudited)                March 31, 2007
--------------                                              ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ------------                -------------
Income from investment operations:
   Net investment income..................................        0.022                        0.015
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ------------                -------------
   Total from investment operations.......................        0.022                        0.015
Less distributions from:
   Dividends from net investment income...................       (0.022)                      (0.015)
   Net realized gain on investments.......................       (0.000)                      (0.000)
                                                             ------------                -------------
   Total Distributions....................................       (0.022)                      (0.015)
                                                             ------------                -------------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ============                =============
Total Return..............................................        2.21%(a)                     1.49%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $ 1,367,331                 $   897,904
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        1.00%(c)                     1.00%(c)
   Net investment income..................................        4.39%(c)                     4.39%(c)
   Management and administration fees waived..............         --  (c)                     0.03%(c)
   Distribution fees waived...............................        0.14%(c)                     0.10%(c)
   Transfer Agency Account fees waived....................         --  (c)                     0.03%(c)
   Expenses paid indirectly...............................        0.00%(c)                     0.00%(c)




                                                       Six Months Ended              For the Years Ended March 31,
                                                                           -------------------------------------------------------
Pinnacle Shares                                       September 30, 2007    2007        2006         2005        2004      2003
-----------------                                         (Unaudited)      ------     --------     --------    -------   -------
                                                          -----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................... $  1.00       $  1.00      $  1.00      $  1.00     $   1.00   $  1.00
                                                          --------      --------     --------     --------    ---------  --------
Income from investment operations:
   Net investment income.................................    0.026         0.051        0.036        0.016        0.010     0.016
   Net realized and unrealized gain(loss) on investments.    0.000         0.000         --          0.000        0.000     0.000
                                                          --------      --------     --------     --------    ---------  --------
   Total from investment operations......................    0.026         0.051        0.036        0.016        0.010     0.016
Less distributions from:
   Dividends from net investment income..................   (0.026)       (0.051)      (0.036)      (0.016)      (0.010)   (0.016)
   Net realized gain(loss) on investment.................   (0.000)       (0.000)        --         (0.000)      (0.000)   (0.000)
                                                          --------      --------     --------     --------     --------  --------
   Total Distributions...................................   (0.026)       (0.051)      (0.036)      (0.016)      (0.010)   (0.016)
                                                          --------      --------     --------     --------     --------  --------
Net asset value, end of period........................... $  1.00       $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
                                                          ========      ========     ========     ========     ========  ========
Total Return.............................................    2.62%(a)      5.19%        3.63%        1.61%        1.00%     1.61%
Ratios/Supplemental Data
Net assets, end of period (000's)........................ $152,691      $ 171,028    $ 134,682    $ 114,792    $ 122,839 $ 130,135
Ratios to average net assets:
   Expenses (net of fees waived) (b).....................    0.20%(c)      0.20%        0.20%        0.20%        0.20%     0.20%
   Net investment income.................................    5.19%(c)      5.08%        3.66%        1.63%        0.99%     1.60%
   Management and administration fees waived.............     --           0.03%        0.06%        0.08%        0.06%     0.06%
   Transfer agency fees waived...........................    0.01%(c)       --          0.02%        0.02%        0.02%     0.02%
   Expenses paid indirectly..............................    0.00%(c)      0.00%        0.00%        0.00%        0.00%     0.00%


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)
===============================================================================


                                                        Six Months Ended        Commencement of Operations
                                                       September 30, 2007        November  1, 2006 through
Advantage shares                                           (Unaudited)                March 31, 2007
--------------                                              ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ------------                -------------
Income from investment operations:
   Net investment income..................................        0.022                        0.018
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ------------                -------------
   Total from investment operations.......................        0.022                        0.018
Less distributions from:
   Dividends from net investment income...................       (0.022)                      (0.018)
   Net realized gain on investments.......................       (0.000)                      (0.000)
                                                             ------------                -------------
   Total Distributions....................................       (0.022)                      (0.018)
                                                             ------------                -------------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ============                =============
Total Return..............................................        2.20%(a)                     1.81%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $ 3,158,738                 $  3,113,588
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        1.02%(c)                     1.02%(c)
   Net investment income..................................        4.37%(c)                     4.35%(c)
   Management and administration fees waived..............         --  (c)                     0.03%(c)
   Distribution fees waived...............................        0.17%(c)                     0.16%(c)
   Transfer Agency Account fees waived....................        0.10%(c)                     0.10%(c)
   Expenses paid indirectly...............................        0.00%(c)                     0.00%(c)



                                                    Commencement of Operations
Xpress shares                                         June 19, 2007 through
---------------                                         September 30, 2007
Per Share Operating Performance:                           (Unaudited)
(for a share outstanding throughout the period)            -----------
Net asset value, beginning of period......................   $    1.00
                                                             ----------
Income from investment operations:
   Net investment income..................................        0.012
   Net realized and unrealized gain(loss) on investments..        0.000
                                                             ----------
   Total from investment operations.......................        0.012
Less distributions from:
   Dividends from net investment income...................       (0.012)
   Net realized gain on investments.......................       (0.000)
                                                             ----------
   Total Distributions....................................       (0.012)
                                                             ----------
Net asset value, end of period............................   $    1.00
                                                             ==========
Total Return..............................................        1.16%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $ 1,529,188
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        1.25%(c)
   Net investment income..................................        4.17%(c)
   Management and administration fees waived..............         --  (c)
   Sub-Accounting fees waived.............................        0.04%(c)
   Expenses paid indirectly...............................        0.00%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

                  [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------------
          Institutional Shares            Beginning Account    Ending Account Value  Expenses Paid           Annualized
         & Pinnacle Shares (a)              Value 04/01/07           09/30/07          During the period    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00             $1,024.30               $1.01              0.20%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,024.00               $1.01              0.20%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Institutional Service Shares (a)      Beginning Account    Ending Account Value      Expenses Paid       Annualized
                                            Value 04/01/07           09/30/07          During the Period    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00             $1,023.10               $2.28              0.45%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,022.75               $2.28              0.45%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
          Investor Shares (a)             Beginning Account    Ending Account Value  Expenses Paid           Annualized
                                            Value 04/01/07           09/30/07          During the Period    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00             $1,022.10               $3.18              0.63%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,021.85               $3.18              0.63%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
      Short Term Income Shares (a)        Beginning Account    Ending Account Value  Expenses Paid           Annualized
                                            Value 04/01/07           09/30/07          During the Period    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00             $1,020.80               $4.55              0.90%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,020.50               $4.55              0.90%
  expenses)
----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------



===============================================================================


----------------------------------------------------------------------------------------------------------------------------
            Retail Shares (a)              Beginning Account   Ending Account Value  Expenses Paid           Annualized
                                            Value 04/01/07           09/30/07          During the Period    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00             $1,020.30               $5.05              1.00%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,020.00               $5.05              1.00%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (April 1, 2007 through September 30, 2007), multiplied by 183/366 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


     Face                                                                                      Maturity                   Value
    Amount                                                                                       Date       Yield        (Note 1)
-----------                                                                                     ------      -----         -------
Repurchase Agreements (48.81%)
-----------------------------------------------------------------------------------------------------------------------------------
$    102,000,000  Bank of America Securities, LLC, purchased on 09/28/07, repurchase proceeds at maturity $102,033,150 (Collateralized by $138,592,000,
                  TINT, 0%, due 02/15/13 to 11/15/27, value $14,042,097, TPRN, 0% to 4.00%
                  due 11/15/12 to 08/15/29, value $24,229,177, TRIN, 2.00%, due 01/15/16, value $46,366, U.S. Treasury Bill, 0%, due 11/8/07, value $4,347,417
                  U.S. Treasury Bonds, 8.75% to 10.625%, due 08/15/15 to 05/15/17,
                  value $7,251,096, U.S. Treasury Notes, 3.00% to 4.875%,
                  due 11/15/07 to 02/15/16, value $54,124,766)                                10/01/07     3.90%     $  102,000,000
     245,000,000  Bear, Stearns & Co., Inc., purchased on 09/28/07, repurchase proceeds at maturity $245,100,042 (Collateralized by $399,360,848,
                  GNMA, 3.50% to 12.00%, due 07/15/08 to 09/15/37, value
                  $249,904,278)                                                               10/01/07     4.90         245,000,000
      70,000,000  Goldman Sachs, purchased on 09/28/07, repurchase proceeds at maturity $70,021,000 (Collateralized by $68,155,000, U.S. Treasury
                  Note, 5.125%, due 06/30/11, value $71,400,130)                              10/01/07     3.60          70,000,000
      90,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 09/28/07, repurchase proceeds at maturity $90,029,250 (Collateralized by
                  90,760,000, U.S. Treasury Note, 4.50%, 05/15/17,
                  value $91,801,057)                                                          10/01/07     3.90          90,000,000
     100,000,000  UBS Securities, LLC, purchased on 09/28/07, repurchase proceeds at maturity $100,032,917 (Collateralized by $192,874,000, TINT, 0%,
                  due 02/15/18 to 08/15/26, value $102,001,523)                               10/01/07     3.95         100,000,000
----------------                                                                                                     --------------
     607,000,000  Total Repurchase Agreements                                                                           607,000,000
----------------                                                                                                     --------------
U.S. Government Obligations (51.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$    250,000,000  U.S. Treasury Bill                                                          10/04/07     2.95%     $  249,939,583
      75,000,000  U.S. Treasury Bill                                                          10/04/07     2.64          74,983,750
     250,000,000  U.S. Treasury Bill                                                          02/21/08     3.92         246,103,250
      35,000,000  U.S. Treasury Note, 3.75%                                                   05/15/08     4.98          34,738,965
      30,000,000  U.S. Treasury Note, 3.75%                                                   05/15/08     5.01          29,775,526
----------------                                                                                                     --------------
     640,000,000  Total U.S. Government Obligations                                                                     635,541,074
----------------                                                                                                     --------------
                  Total Investments (99.92%) (Cost $1,242,541,074+)                                                   1,242,541,074
                  Cash and other assets in excess of liabilities (0.08%)                                                    945,702
                                                                                                                     --------------
                  Net Assets (100.00%)                                                                               $1,243,486,776
                                                                                                                     ==============
                  +  Aggregate cost for federal income tax purposes is identical.
KEY:
      GNMA     =   Government National Mortgage Association
      TINT     =   U.S. Treasury Interest Strip
      TPRX     =   U.S. Treasury Principal Strip
      TRIN     =   U.S. Treasury Inflation-Protected Securities



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDING BY MATURITY
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================

------------------------------ ------------------------ -----------------------
    Securities Maturing in              Value                % of Portfolio
------------------------------ ------------------------ -----------------------
------------------------------ ------------------------ -----------------------
  Less than 31 Days                 $ 931,923,333                 75.00%
  31 through 60 Days                           --                  0.00
  61 through 90 Days                           --                  0.00
  91 through 120 Days                          --                  0.00
  121 through 180 Days                246,103,250                 19.81
  Over 180 Days                        64,514,491                  5.19
------------------------------ ------------------------ -----------------------
------------------------------ ------------------------ -----------------------
  Total                            $1,242,541,074               100.00%
------------------------------ ------------------------ -----------------------







The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      635,541,074
  Repurchase agreements.............................................................             607,000,000
  Cash..............................................................................               1,890,584
  Accrued interest receivable.......................................................               1,137,044
  Prepaid expenses..................................................................                  26,737
                                                                                          ------------------
         Total assets...............................................................           1,245,595,439
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................                 266,923
  Accrued expenses..................................................................                 253,091
  Dividends payable.................................................................               1,588,545
  Other Payables....................................................................                     104
                                                                                          ------------------
         Total liabilities..........................................................               2,108,663
                                                                                          ------------------
  Net assets........................................................................      $    1,243,486,776
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $    1,243,486,776
                                                                                          ------------------
  Net assets........................................................................      $    1,243,486,776
                                                                                          ==================

Net asset value, per share (Note 3):
Class Name                                         Net Assets          Shares Outstanding        Net Asset Value
Institutional Shares........................      $540,345,738             540,345,738                $1.00
Institutional Service Shares................      $262,429,330             262,429,330                $1.00
Investor Shares.............................      $189,561,936             189,561,936                $1.00
Short Term Income Shares....................      $185,515,718             185,515,718                $1.00
Retail Shares...............................          $495,738                 495,738                $1.00
Pinnacle Shares.............................       $65,138,316              65,138,316                $1.00



* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $       30,160,918
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               723,328
    Administration fee..............................................................               301,386
    Shareholder servicing fee (Institutional Service Shares)........................               289,695
    Shareholder servicing fee (Investor Shares).....................................               213,342
    Shareholder servicing fee (Short Term Income Shares)............................               108,360
    Shareholder servicing fee (Retail Shares).......................................                   729
    Distribution fee (Investor Shares)..............................................               170,673
    Distribution fee (Short Term Income Shares).....................................               195,048
    Distribution fee (Retail Shares)................................................                 1,894
    Custodian expenses..............................................................                36,602
    Shareholder servicing and related shareholder expenses+.........................               198,100
    Legal, compliance and filing fees...............................................               127,189
    Audit and accounting............................................................               118,503
    Trustees' fees and expenses.....................................................                36,875
    Other...........................................................................                19,056
                                                                                        ------------------
    Total expenses..................................................................             2,540,780
          Less:  Fees waived (Note 2)...............................................              (357,433)
                 Expense paid indirectly (Note 2)...................................               (15,419)
                                                                                        ------------------
    Net expenses....................................................................             2,167,928
                                                                                        ------------------
    Net investment income...........................................................            27,992,990

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments....................................................               -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $       27,992,990
                                                                                        ==================


+ Includes class specific transfer agency expenses of $67,323, $23,176, $42,668, $21,672, $141, and $4,261 for the Institutional, Institutional Service, Investor, Short Term Income, Retail Shares, and Pinnacle respectively.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                                        Six Months Ended                   Year
                                                                       September 30. 2007                  Ended
                                                                           (Unaudited)                 March 31.2007
INCREASE (DECREASE) IN NET ASSETS                                           ---------                  -------------
Operations:
    Net investment income.........................................     $    27,992,990             $     43,582,659
    Net realized gain (loss) on investments.......................              -0-                         -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................          27,992,990                   43,582,659
Dividends to shareholders from net investment income:
    Institutional Shares..........................................         (16,257,483)                 (30,970,760)
    Institutional Service Shares..................................          (5,278,157)                 (10,279,709)
    Investor Shares...............................................          (3,724,878)                    (449,775)
    Short Term Income Shares......................................          (1,710,171)                    (309,804)
    Retail Shares.................................................             (11,711)                      (5,127)
    Pinnacle Shares...............................................          (1,010,590)                  (1,567,484)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (27,992,990)                 (43,582,659)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................              -0-                         -0-
    Institutional Service Shares..................................              -0-                         -0-
    Investor Shares...............................................              -0-                         -0-
    Short Term Income Shares......................................              -0-                         -0-
    Retail Shares.................................................              -0-                         -0-
    Pinnacle Shares...............................................              -0-                         -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................              -0-                         -0-
                                                                       ---------------             ----------------
Capital share transactions (Note 3):
    Institutional Shares..........................................         (49,908,352)                (239,459,937)
    Institutional Service Shares..................................          13,467,745                  (55,206,814)
    Investor Shares...............................................          54,651,213                  134,910,723
    Short Term Income Shares......................................         162,852,395                   22,663,323
    Retail Shares.................................................             124,193                      371,545
    Pinnacle Shares...............................................          25,510,405                   11,123,008
                                                                       ---------------             ----------------
          Total capital share transactions........................         206,697,599                 (125,598,152)
                                                                       ---------------             ----------------
    Total increase (decrease) ....................................         206,697,599                 (125,598,152)
Net assets:
    Beginning of period...........................................       1,036,789,177                1,162,387,329
                                                                       ---------------             ----------------
     End of period................................................     $ 1,243,486,776             $  1,036,789,177
                                                                       ===============             ================
Undistributed net investment income...............................     $        -0-                $        -0-
                                                                       ===============             ================



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)
===============================================================================


                                                       Six Months Ended              For the Years Ended March 31,
                                                                           -------------------------------------------------------
Institutional shares                                   September 30, 2007   2007        2006         2005        2004      2003
--------------------                                      (Unaudited)      ------     --------     --------    -------   -------
                                                          -----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................... $  1.00       $  1.00      $  1.00      $  1.00     $   1.00   $  1.00
                                                          --------      --------     --------     --------    ---------  --------
Income from investment operations:
   Net investment income.................................    0.024         0.049        0.034        0.014        0.009     0.015
   Net realized and unrealized gain(loss) on investments.     --            --          0.000        0.000        0.000      --
                                                          --------      --------     --------     --------    ---------  --------
   Total from investment operations......................    0.024         0.049        0.034        0.014        0.009     0.015
Less distributions from:
   Dividends from net investment income..................   (0.024)       (0.049)      (0.034)      (0.014)      (0.009)   (0.015)
   Net realized gain(loss) on investment.................    (--)          (--)        (0.000)      (0.000)      (0.000)    (--)
                                                          --------      --------     --------     --------     --------  --------
   Total Distributions...................................   (0.024)       (0.049)      (0.034)      (0.014)      (0.009)   (0.015)
                                                          --------      --------     --------     --------     --------  --------
Net asset value, end of period........................... $  1.00       $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
                                                          ========      ========     ========     ========     ========  ========
Total Return.............................................    2.43%(a)      5.02%        3.48%        1.44%        0.91%     1.53%
Ratios/Supplemental Data
Net assets, end of period (000's)........................ $540,346      $ 590,254    $ 829,714    $ 484,434    $ 466,041 $ 383,677
Ratios to average net assets:
   Expenses (net of fees waived) (b).....................    0.20%(c)      0.20%        0.20%        0.20%        0.20%     0.20%
   Net investment income.................................    4.83%(c)      4.89%        3.51%        1.45%        0.90%     1.51%
   Management and administration fees waived.............    0.05%(c)      0.03%        0.05%        0.03%        0.04%     0.03%
   Expenses paid indirectly..............................    0.00%(c)      0.00%        0.00%        0.00%        0.00%     0.00%



                                                       Six Months Ended              For the Years Ended March 31,
                                                                           -------------------------------------------------------
Institutional Service shares                           September 30, 2007   2007        2006         2005        2004      2003
----------------------------                              (Unaudited)      ------     --------     --------    -------   -------
                                                          -----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................... $  1.00       $  1.00      $  1.00      $  1.00     $   1.00   $  1.00
                                                          --------      --------     --------     --------    ---------  --------
Income from investment operations:
   Net investment income.................................    0.023         0.047        0.032        0.012        0.007     0.013
   Net realized and unrealized gain(loss) on investments.     --            --          0.000        0.000        0.000      --
                                                          --------      --------     --------     --------    ---------  --------
   Total from investment operations......................    0.023         0.047        0.032        0.012        0.007     0.013
Less distributions from:
   Dividends from net investment income..................   (0.023)       (0.047)      (0.032)      (0.012)      (0.007)   (0.013)
   Net realized gain(loss) on investment.................    (--)          (--)        (0.000)      (0.000)      (0.000)    (--))
                                                          --------      --------     --------     --------     --------  --------
   Total Distributions...................................   (0.023)       (0.047)      (0.032)      (0.012)      (0.007)   (0.013)
                                                          --------      --------     --------     --------     --------  --------
Net asset value, end of period........................... $  1.00       $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
                                                          ========      ========     ========     ========     ========  ========
Total Return.............................................    2.31%(a)      4.76%        3.22%        1.19%        0.66%     1.28%
Ratios/Supplemental Data
Net assets, end of period (000's)........................ $262,429      $ 248,962    $ 304,168    $ 236,621    $261,931  $ 276,174
Ratios to average net assets:
   Expenses (net of fees waived) (b).....................    0.45%(c)      0.45%        0.45%        0.45%        0.45%     0.45%
   Net investment income.................................    4.55%(c)      4.65%        3.17%        1.18%        0.66%     1.28%
   Management and administration fees waived.............    0.05%(c)      0.03%        0.05%        0.03%        0.04%     0.03%
   Expenses paid indirectly..............................    0.00%(c)      0.00%        0.00%        0.00%        0.00%     0.00%


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




===============================================================================


                                                         Six Months Ended        February 21, 2006 through
Investor shares                                            (Unaudited)                March 31, 2007
----------------                                            ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.022                        0.005
   Net realized and unrealized gain(loss)  on investments.         --                          --
                                                             ----------                  -----------
   Total from investment operations.......................        0.022                        0.005
Less distributions from:
   Dividends from net investment income...................       (0.022)                      (0.005)
   Net realized gain on investments.......................        --                           --
                                                             ----------                  -----------
   Total Distributions....................................       (0.022)                      (0.005)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.21%(a)                     0.50%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $   189,562                 $   134,911
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.63%(c)                     0.63%(c)
   Net investment income..................................        4.36%(c)                     4.62%(c)
   Management and administration fees waived..............        0.05%(c)                     0.03%(c)
   Distribution fees waived...............................        0.05%(c)                     0.05%(c)
   Expenses paid indirectly...............................        0.00%(c)                     0.00%(c)



                                                          Six Months Ended        Commencement of Operations
                                                         September 30, 2007        November 2, 2006 through
Short Term Income shares                                     (Unaudited)                March 31, 2007
-------------------------                                     ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.021                        0.018
   Net realized and unrealized gain(loss)  on investments.         --                           --
                                                             ----------                  -----------
   Total from investment operations.......................        0.021                        0.018
Less distributions from:
   Dividends from net investment income...................       (0.021)                      (0.018)
   Net realized gain on investments.......................         --                           --
                                                             ----------                  -----------
   Total Distributions....................................       (0.021)                      (0.018)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.08%(a)                     1.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $   185,516                 $    22,663
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.90%(c)                     0.90%(c)
   Net investment income..................................        3.95%(c)                     4.32%(c)
   Management and administration fees waived..............        0.05%(c)                     0.03%(c)
   Distribution fee waiver................................        0.03%(c)                     0.03%(c)
   Expenses paid indirectly...............................        0.00%(c)                     0.00%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)
===============================================================================



                                                         Six Months Ended        Commencement of Operations
                                                        September 30, 2007        December 12, 2006 through
Retail shares                                              (Unaudited)                March 31, 2007
----------------                                            ---------                 --------------
Per Share Operating Performance:
 (for a share outstanding throughout the period)
Net asset value, beginning of period...................   $    1.00                   $     1.00
                                                          ----------                  -----------
Income from investment operations:
   Net investment income...............................        0.020                        0.013
   Net realized and unrealized gain(loss)  on investments       --                           --
                                                          ----------                  -----------
   Total from investment operations....................        0.020                        0.013
Less distributions from:
   Dividends from net investment income................       (0.020)                      (0.013)
   Net realized gain on investments....................         --                           --
                                                          ----------                  -----------
   Total Distributions.................................       (0.020)                      (0.013)
                                                          ----------                  -----------
Net asset value, end of period.........................   $    1.00                   $     1.00
                                                          ==========                  ===========
Total Return...........................................        2.03%(a)                     1.28%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................   $       496                 $        371
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................        1.00%(c)                     1.00%(c)
   Net investment income...............................        4.02%(c)                     4.22%(c)
   Management and administration fees waived...........        0.05%(c)                     0.03%(c)
   Distribution fees waived............................        0.13%(c)                     0.10%(c)
   Transfer Agency Account fees waived.................         --  (c)                     0.03%(c)
   Expenses paid indirectly............................        0.00%(c)                     0.00%(c)




                                                       Six Months Ended              For the Years Ended March 31,
                                                                           -------------------------------------------------------
Pinnacle shares                                       September 30, 2007  2007        2006         2005        2004      2003
---------------                                         (Unaudited)      ------     --------     --------    -------   -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................... $  1.00       $  1.00      $  1.00      $  1.00     $   1.00   $  1.00
                                                          --------      --------     --------     --------    ---------  --------
Income from investment operations:
   Net investment income.................................    0.024         0.049        0.034        0.014        0.009     0.015
   Net realized and unrealized gain(loss) on investments.     --            --          0.000        0.000        0.000      --
                                                          --------      --------     --------     --------    ---------  --------
   Total from investment operations......................    0.024         0.049        0.034        0.014        0.009     0.015
Less distributions from:
   Dividends from net investment income..................   (0.024)       (0.049)      (0.034)      (0.014)      (0.009)   (0.015)
   Net realized gain(loss) on investment.................    (--)          (--)        (0.000)      (0.000)      (0.000)    (--)
                                                          --------      --------     --------     --------     --------  --------
   Total Distributions...................................   (0.024)       (0.049)      (0.034)      (0.014)      (0.009)   (0.015)
                                                          --------      --------     --------     --------     --------  --------
Net asset value, end of period........................... $  1.00       $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
                                                          ========      ========     ========     ========     ========  ========
Total Return.............................................    2.43%(a)      5.02%        3.48%        1.44%        0.91%     1.53%
Ratios/Supplemental Data
Net assets, end of period (000's)........................ $ 65,138      $  39,628    $  28,505    $  39,809    $ 29,252  $  25,526
Ratios to average net assets:
   Expenses (net of fees waived) (b).....................    0.20%(c)      0.20%        0.20%        0.20%        0.20%     0.20%
   Net investment income.................................    4.73%(c)      4.93%        3.51%        1.45%        0.90%     1.51%
   Management and administration fees waived.............    0.05%(c)      0.03%        0.05%        0.03%        0.04%     0.03%
   Expenses paid indirectly..............................    0.00%(c)      0.00%        0.00%        0.00%        0.00%     0.00%


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statemnets.

-------------------------------------------------------------------------------






















               [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value  Expenses Paid           Annualized
        Institutional Shares (a)           Value 04/01/07            09/30/07          During the Period    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,025.50               $1.06              0.21%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,023.95               $1.06              0.21%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value  Expenses Paid           Annualized
    Institutional Service Shares (a)       Value 04/01/07            09/30/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,024.30               $2.18             0.43%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,022.85               $2.17             0.43%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value  Expenses Paid           Annualized
           Retail Shares (a)               Value 04/01/07            09/30/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,021.50               $5.05             1.00%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.00               $5.05             1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value  Expenses Paid During    Annualized
          Advantage Shares (a)             Value 04/01/07            09/30/07              the Period      Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,021.40               $5.15             1.02%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.90               $5.15             1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (April 1, 2007 through September 30, 2007), multiplied by 183/366 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                               Maturity   Current          Value
     Amount                                                                                Date    Coupon (1)      (Note 1)
-----------                                                                                ----    ----------      --------
Loan Participations (8.36%)
-----------------------------------------------------------------------------------------------------------------------------------
$     25,000,000  Army & Air Force Exchange Service                                       10/10/07     5.50%      $  25,000,000
      10,000,000  Army & Air Force Exchange Service                                       11/28/07     5.05          10,000,000
----------------                                                                                                  -------------
      35,000,000  Total Loan Participations                                                                          35,000,000
----------------                                                                                                  -------------
Repurchase Agreements (60.47%)
-----------------------------------------------------------------------------------------------------------------------------------
$     68,000,000  Bank of America Securities, LLC, purchased on 09/28/07, repurchase proceeds at maturity $68,026,917 (Collateralized by $67,461,302,
                  GNMA, 6.50%, due 09/20/37 value $69,360,000)                            10/01/07     4.75%      $  68,000,000
     185,000,000  UBS Securities, LLC, purchased on 09/28/07, repurchase proceeds at maturity $185,076,313 (Collateralized by $270,163,000, RFIN,
                  0.00%, due 10/15/07 to 04/15/30, value $188,700,638)                    10/01/07     4.95         185,000,000
----------------                                                                                                  -------------
     253,000,000  Total Repurchase Agreements                                                                       253,000,000
----------------                                                                                                  -------------
U.S. Government Agency Discount Notes (8.38%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,721,000  Federal Home Loan Bank                                                 01/18/08     4.86%      $   5,638,548
       2,000,000  Federal Home Loan Bank                                                 02/15/08     4.50           1,998,316
       1,018,000  Federal Home Loan Mortgage Corporation                                 12/07/07     5.25           1,008,300
       5,000,000  Federal Home Loan Mortgage Corporation                                 02/11/08     4.87           4,912,164
       5,000,000  Federal Home Loan Mortgage Corporation                                 07/21/08     4.73           4,814,862
       7,000,000  Federal Home Loan Mortgage Corporation                                 09/15/08     4.50           6,706,680
       5,000,000  Federal National Mortgage Association                                  10/12/07     5.22           4,992,330
       5,000,000  Federal National Mortgage Association                                  10/26/07     5.24           4,982,483
----------------                                                                                                 -------------
      35,739,000  Total U.S. Government Agency Discount Notes                                                       35,053,683
----------------                                                                                                 -------------
U.S. Government Agency Medium Term Notes (21.64%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  Federal Home Loan Bank                                                 11/01/07     5.14%      $   5,000,000
       5,990,000  Federal Home Loan Bank                                                 11/16/07     5.25           5,990,000
       5,000,000  Federal Home Loan Bank                                                 01/11/08     5.32           5,000,000
       6,075,000  Federal Home Loan Bank                                                 02/15/08     5.20           6,074,548
       5,000,000  Federal Home Loan Bank                                                 04/09/08     5.38           5,000,000
       5,000,000  Federal Home Loan Bank                                                 04/30/08     5.25           5,000,000
       5,000,000  Federal Home Loan Bank                                                 05/07/08     5.30           5,000,000
       5,000,000  Federal Home Loan Bank                                                 07/16/08     4.75           5,008,301
       7,500,000  Federal Home Loan Bank                                                 07/30/08     5.35           7,500,000
      10,000,000  Federal Home Loan Bank                                                 08/14/08     5.40          10,000,000
       5,000,000  Federal Home Loan Bank                                                 08/15/08     5.40           5,000,000
       5,000,000  Federal Home Loan Bank                                                 08/28/08     5.28           5,000,000
       5,000,000  Federal Home Loan Bank                                                 09/05/08     5.38           5,000,000
       5,000,000  Federal Home Loan Bank                                                 09/11/08     5.30           5,000,000
       5,000,000  Federal Home Loan Mortgage Corporation                                 01/28/08     5.21           4,996,801
       3,000,000  Federal Home Loan Mortgage Corporation                                 06/30/08     5.28           2,950,847



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


      Face                                                                               Maturity   Current          Value
     Amount                                                                                Date    Coupon (1)      (Note 1)
-----------                                                                                ----    ----------      --------
U.S. Government Agency Medium Term Notes (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      3,000,000  Federal National Mortgage Association                                  11/21/07     5.25%      $   2,999,458
----------------                                                                                                 -------------
      90,565,000  Total U.S. Government Agency Medium Term Notes                                                    90,519,955
----------------                                                                                                 -------------
                  Total Investments (98.85%) (Cost $413,573,638+)                                                  413,573,638
                  Cash and other assets in excess of liabilities (1.15%)                                             4,813,093
                                                                                                                 -------------
                  Net Assets (100.00%)                                                                           $ 418,386,731
                                                                                                                 =============
                  + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
1) The interest rate shown reflects the security's current coupon, unless yield is available.

KEY:
      GNMA     =   Government National Mortgage Association
      RFIN     =   Resolution Funding Corporation Strip Interest


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:
------------------------------- ---------------------------- ------------------
    Securities Maturing in                 Value                 % of Portfolio
------------------------------- ---------------------------- ------------------
------------------------------- ---------------------------- ------------------
Less than 30 Days                       $ 287,974,813                  69.63%
31 through 60Days                          28,989,458                   7.01
31 through 60Days                           1,008,300                   0.24
91 through 120 Days                        15,635,348                   3.78
121 through 180 Days                       12,985,028                   3.14
Over 180 Days                              66,980,691                  16.20
------------------------------- ---------------------------- ------------------
------------------------------- ---------------------------- ------------------
Total                                    $413,573,638                 100.00%
------------------------------- ---------------------------- ------------------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================



ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      160,573,638
  Repurchase agreements.............................................................             253,000,000
  Cash..............................................................................               6,135,544
  Accrued interest receivable.......................................................               1,433,274
  Prepaid expenses..................................................................                  43,513
  Other receivables.................................................................                     768
                                                                                          ------------------
         Total assets...............................................................             421,186,737
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................                 144,175
  Purchase Payable..................................................................               1,998,316
  Accrued expenses..................................................................                 214,612
  Dividends payable.................................................................                 442,903
                                                                                          ------------------
         Total liabilities..........................................................               2,800,006
                                                                                          ------------------
  Net assets........................................................................      $      418,386,731
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $      418,452,522
  Accumulated net realized loss.....................................................                 (65,791)
                                                                                          ------------------
  Net assets........................................................................      $      418,386,731
                                                                                          ==================

Net asset value, per share (Note 3):
Class Name                                         Net Assets         Shares Outstanding         Net Asset Value
Institutional Shares........................            $10,254                 10,255                 $1.00
Institutional Service Shares................            $10,241                 10,243                 $1.00
Retail Shares...............................        $84,422,418             84,435,693                 $1.00
Advantage Shares............................       $333,943,818            333,996,331                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $        8,025,488
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               183,850
    Administration fee..............................................................                76,604
    Shareholder servicing fee (Institutional Service Shares)........................                    13
    Shareholder servicing fee (Retail Shares).......................................                92,960
    Shareholder servicing fee (Advantage Shares)....................................               290,035
    Distribution fee (Retail Shares)................................................               241,697
    Distribution fee (Advantage Shares).............................................               870,104
    Sub-Accounting fee (Advantage Shares)...........................................               116,014
    Custodian expenses..............................................................                17,314
    Shareholder servicing and related shareholder expenses+.........................                35,895
    Legal, compliance and filing fees...............................................               137,062
    Audit and accounting............................................................                90,685
    Trustees' fees and expenses.....................................................                10,787
    Other...........................................................................                 4,306
                                                                                        ------------------
    Total expenses..................................................................             2,167,326
                Less:   Fees waived (Note 2)........................................              (609,668)
                            Expenses paid indirectly (Note 2).......................                (2,419)
                                                                                        ------------------
    Net expenses....................................................................             1,555,239
                                                                                        ------------------
    Net investment income...........................................................             6,470,249
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................               (65,791)
                                                                                        ------------------
Increase in net assets from operations..............................................    $        6,404,458
                                                                                        ==================


+    Includes class specific transfer agency expenses of $1, $1, and $18,594 for
     the   Institutional,   Institutional   Service,   and  Retail,  and  Shares
     respectively.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
===============================================================================


                                                                       Six Months Ended                  Year
                                                                      September 30, 2007                 Ended
                                                                         (Unaudited)                March 31, 2007
                                                                         -----------                --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $     6,470,249             $      2,891,319
    Net realized gain (loss) on investments.......................             (65,791)                       5,230
                                                                       ---------------             ----------------
Increase in net assets from operations............................           6,404,458                    2,896,549
Dividends to shareholders from net investment income:
    Institutional Shares .........................................                (255)                    (244,853)
    Institutional Service Shares .................................                (244)                         (17)
    Retail Shares.................................................          (1,578,881)                    (189,222)
    Advantage Shares..............................................          (4,890,869)                  (2,457,227)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................          (6,470,249)                  (2,891,319)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................            -0-                           -0-
    Institutional Service Shares..................................            -0-                           -0-
    Retail Shares.................................................            -0-                                (8)
    Advantage Shares..............................................            -0-                            (5,222)
                                                                       ---------------             ----------------
         Total distributions to shareholders......................            -0-                            (5,230)
                                                                       ---------------             ----------------
Capital share transactions (Note 3):
    Institutional Shares..........................................                 255                       10,000
    Institutional Service Shares..................................                 243                       10,000
    Retail Shares.................................................          27,384,523                   57,051,170
    Advantage Shares..............................................         140,168,980                  193,827,351
                                                                       ---------------             ----------------
          Total capital share transactions........................         167,554,001                  250,898,521
                                                                       ---------------             ----------------
    Total increase ...............................................         167,488,210                  250,898,521
Net assets:
    Beginning of period...........................................         250,898,521                     -0-
                                                                       ---------------             ----------------
     End of period................................................     $   418,386,731             $    250,898,521
                                                                       ===============             ================
Undistributed net investment income...............................     $     -0-                   $       -0-
                                                                       ===============             ================


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)
===============================================================================



                                                         Six Months Ended        Commencement of Operations
                                                        September 30, 2007        October 30, 2006 through
Institutional shares                                       (Unaudited)                March 31, 2007
--------------------                                        ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.025                        0.009
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ----------                  -----------
   Total from investment operations.......................        0.025                        0.009
Less distributions from:
   Dividends from net investment income...................       (0.025)                      (0.009)
   Net realized gain on investments.......................       (0.000)                        --
                                                             ----------                  -----------
   Total Distributions....................................       (0.025)                      (0.009)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.55%(a)                     0.88%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $        10                 $        10
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.21%(c)                     0.20%(c)
   Net investment income..................................        5.04%(c)                     5.10%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)
   Expenses paid indirectly...............................        0.00%(c)                      --


                                                         Six Months Ended        Commencement of Operations
                                                        September 30, 2007        MArch 19, 2007 through
Institutional Service shares                                (Unaudited)                March 31, 2007
----------------------------                                 ---------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.024                        0.002
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ----------                  -----------
   Total from investment operations.......................        0.024                        0.002
Less distributions from:
   Dividends from net investment income...................       (0.024)                      (0.002)
   Net realized gain on investments.......................       (0.000)                        --
                                                             ----------                  -----------
   Total Distributions....................................       (0.024)                      (0.002)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.43%(a)                     0.17%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $        10                 $        10
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.43%(c)                     0.45%(c)
   Net investment income..................................        4.82%(c)                     4.85%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)
   Expenses paid indirectly...............................        0.00%(c)                      --


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)
===============================================================================


                                                         Six Months Ended        Commencement of Operations
                                                        September 30, 2007        December 12, 2006 through
Retail shares                                               (Unaudited)                March 31, 2007
-------------                                               -----------                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.021                        0.013
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ----------                  -----------
   Total from investment operations.......................        0.021                        0.013
Less distributions from:
   Dividends from net investment income...................       (0.021)                      (0.013)
   Net realized gain on investments.......................       (0.000)                      (0.000)
                                                             ----------                  -----------
   Total Distributions....................................       (0.021)                      (0.013)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.15%(a)                     1.30%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $    84,423                 $    57,051
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        1.00%(c)                     1.00%(c)
   Net investment income..................................        4.25%(c)                     4.29%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)
   Distribution fees waived...............................        0.13%(c)                     0.10%(c)
   Transfer Agency Account fees waived....................         --  (c)                     0.03%(c)
   Expenses paid indirectly...............................        0.00%(c)                      --



                                                         Six Months Ended        Commencement of Operations
                                                        September 30, 2007        November 2, 2006 through
Advantage shares                                           (Unaudited)                March 31, 2007
----------------                                           -----------                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.021                        0.018
   Net realized and unrealized gain(loss)  on investments.        0.000                        0.000
                                                             ----------                  -----------
   Total from investment operations.......................        0.021                        0.018
Less distributions from:
   Dividends from net investment income...................       (0.021)                      (0.018)
   Net realized gain on investments.......................       (0.000)                      (0.000)
                                                             ----------                  -----------
   Total Distributions....................................       (0.021)                      (0.018)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        2.14%(a)                     1.77%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $     333,944               $     193,827
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        1.02%(c)                     1.02%(c)
   Net investment income..................................        4.22%(c)                     4.26%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)
   Distribution fees waived...............................        0.16%(c)                     0.16%(c)
   Sub-Accounting fees waived.............................        0.10%(c)                     0.10%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

                    [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
    Institutional Service Shares (a)        Value 04/01/07            09/30/07         During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,016.90              $2.22             0.44%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,022.80              $2.23             0.44%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
        Institutional Shares (a)            Value 04/01/07            09/30/07         During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,018.10              $1.06             0.21%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,023.95              $1.06             0.21%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
      Short Term Income Shares (a)          Value 04/01/07            09/30/07         During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,015.30              $3.83             0.76%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,021.20              $3.84             0.76%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
           Retail Shares (a)                Value 04/01/07            09/30/07         During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,014.10              $5.04             1.00%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,020.00              $5.05             1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------



===============================================================================


---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value  Expenses Paid          Annualized
          Advantage Shares (a)              Value 04/01/07            09/30/07         During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,014.00              $5.14             1.02%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,019.90              $5.15             1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (April 1, 2007 through September 30, 2007), multiplied by 183/366 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Put Bonds (3) (6.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$    860,000  City of Dayton, KY Industrial Building Revenue(4)
              LOC Fifth Third Bank                                               04/01/08    4.25%   $   860,000
   2,100,000  Clipper Tax Exempt Certificates Trust
              (Massachusetts Non-AMT) - Series 2001-4
              Insured by MBIA Insurance Corporation                              11/01/07     3.75      2,100,000   VMIG-1
   6,500,000  Harford County, MD EDRB (A.O. Smith Corp. Project) (4)
              LOC Comerica Bank                                                  03/01/08     3.95      6,500,000
   3,500,000  Intermountain Power Agency, UT Power Supply RB - Series 1985F
              Insured by AMBAC Assurance Corporation                             03/17/08     3.51      3,500,000   VMIG-1     A-1+
   1,615,000  Michigan Oakland County EDC RB (Orchard - Maple Project) (4)
              LOC ABN AMRO Bank, N.A                                             11/15/07     4.03      1,615,000
   2,500,000  Michigan Strategic Fund(4)
              LOC Bank of Nova Scotia                                            04/01/08     3.85      2,500,000
   1,700,000  North Carolina Industiral Facility PCFA RB
              (GVR American Inc. Project) (4)
              LOC Wachovia Bank & Trust Company, N.A.                            12/01/07     4.00      1,700,000
   5,910,000  South Carolina Three Rivers Solid Waste Disposal - Series A
              LOC U.S. Bank,  N.A.                                               04/01/08     3.70      5,910,000              A-1+
------------                                                                                         ------------
  24,685,000  Total Put Bonds                                                                          24,685,000
------------                                                                                         ------------
Tax Exempt Commercial Paper (5.12%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  City of St. Louis, MO Airport RN
              (Lambert - St. Louis International Airport) - Series 2004
              LOC JPMorgan Chase Bank                                            11/13/07     3.85%   $ 1,000,000     P-1      A-1+
   5,000,000  NJ EDA Keystone 1992 Project
              LOC BNP Paribas                                                    10/17/07     3.76      5,000,000   VMIG-1     A-1+
   1,000,000  Oklahoma City, OK Water Utilities Trust - Series A
              LOC State Street Bank & Trust Co.                                  10/10/07     3.62      1,000,000     P-1      A-1+
   3,700,000  San Antonio, Texas Water - Series A                                10/17/07     3.65      3,700,000     P-1      A-1+
  10,000,000  Washington D.C Metropolitan Transit
              LOC Wachovia Bank, N.A                                             10/10/07     3.62     10,000,000     P-1      A-1+
------------                                                                                          -----------
  20,700,000  Total Tax-Exempt Commercial Paper                                                        20,700,000
------------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (23.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,300,000  Bay Village, OH                                                    07/19/08     3.73%   $ 2,304,771    MIG-1
   2,345,000  Clark County, OH BAN(4)                                            06/12/08     3.75      2,348,921
   1,231,500  Clinton County, OH BAN(4)                                          01/24/08     3.73      1,233,791
   2,500,000  Concord, CO Metropolitan District Refunding & Improvement Bond
              LOC Wells Fargo                                                    12/01/07     3.75      2,500,000              A-1+
   2,300,000  East Troy, WI Community School District TRAN (4)                   10/05/07     3.65      2,300,012
   1,600,000  Fairborn, OH Tax Increment RN - Series 2007
              LOC U. S. Bank, N.A.                                               09/12/08     3.75      1,613,264     P-1      A-1+
     700,000  Fairfield County, OH BAN (4)                                       04/01/08     3.90        702,186
   1,425,000  Federal Highway Grant Anticipation, AK - Series A                  08/01/08     3.76      1,445,113     Aa2       AA


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Tax Exempt General Obligation Notes & Bonds (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Illinois State GO Certificates                                     11/09/07     3.75%   $ 5,002,600    MIG-1    SP-1+
   1,000,000  Iowa Higher Education Loan Authority RB
              LOC US Bank N.A                                                    05/20/08     3.70      1,004,890             SP-1+
   1,000,000  Iowa Higher Education Loan Authority RB
              LOC ABN AMRO Bank, N.A                                             05/20/08     3.75      1,004,582             SP-1
   1,000,000  Maine State Housing Authority Mortgage RB - Series H               12/17/07     3.62      1,000,000   VMIG-1     A-1+
   1,292,000  Marion County, OH BAN(4)                                           05/01/08     3.72      1,294,752
   1,400,000  Merton, WI Community School District TRAN (4)                      10/26/07     3.77      1,399,932
   3,945,000  Michigan Public Educational Authority RB
              LOC Bank of New York                                               08/22/08     3.67      3,973,118             SP-1+
   7,000,000  Minnesota State Housing Finance Agency AMT                         08/11/08     3.78      7,000,000    MIG-1    SP-1+
   2,815,000  Muskingum County, OH (4)                                           01/17/08     3.80      2,820,337
  10,000,000  Neshaminy, PA School District TRAN(4)                              06/30/08     3.90     10,017,894
   1,000,000  New Richmond, WI School District BAN                               06/06/08     3.91      1,000,750    MIG-1
   1,095,000  Ogilvie, MN Independent School District # 3
              GO Aid Anticipation Certificates of Indebtness - Series 2007B(4)   08/19/08     3.82      1,096,666
   5,000,000  Pendleton County, KY(4)
              LOC JPMorgan Chase Bank                                            10/10/07     3.85      5,000,000
   2,300,000  St. Louis, MO General Fund RB TAN                                  06/30/08     3.75      2,312,403    MIG-1    SP-1+
  10,000,000  Texas State TRAN                                                   08/28/08     3.68     10,070,885    MIG-1    SP-1+
   1,900,000  Vandalia City, OH BAN(4)                                           08/22/08     3.88      1,900,000
  12,000,000  Vermont Housing Finance Agency - Series 2007
              LOC Calyon                                                         09/25/08     3.85     12,000,000     P-1      A-1+
   4,000,000  Waunakee, WI Community School District (4)                         10/09/07     3.76      4,000,200
   8,500,000  Wisconsin Kettle Moraine School District (4)                       09/03/08     3.72      8,502,210
------------                                                                                          -----------
  94,648,500  Total Tax Exempt General Obligation Notes & Bonds                                        94,849,277
------------                                                                                          -----------
Variable Rate Demand Instruments - Private Placements (5) (0.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,270,000  St. Cloud, MN (Kelly Inn Project) - Private Placement
              LOC U.S Bank, N.A.                                                 04/01/13     4.00%   $ 1,270,000     P-1      A-1+
------------                                                                                          -----------
   1,270,000  Variable Rate Demand Instruments - Private Placements                                     1,270,000
------------                                                                                          -----------
Variable Rate Demand Instruments (5) (66.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,040,000  Adams County, PA IDA RB (Say Plastic Inc. Project) - Series 2007(4)
              LOC Wachovia Bank, N.A                                             08/01/32     4.01%   $ 2,040,000
   1,345,000  Alabama Demopolis IDA (Gulf Opportunity Zone)
              LOC Compass Bank                                                   08/01/22     4.06      1,345,000     P-1       A-1
   5,205,000  Auburn, AL Non-Profit HAD MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                                  09/01/27     4.09      5,205,000               A-1
   2,800,000  BB & T Municipal Trust Floater Certificates - Series 1006
              LOC Branch Bank & Trust Company                                    02/22/27     4.02      2,800,000   VMIG-1
   9,400,000  BB & T Municipal Trust Floater Certificates - Series 1002
              LOC Branch Bank & Trust Company                                    11/06/23     4.02      9,400,000   VMIG-1


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  9,305,000  BB & T Municipal Trust Floater Certificates - Series 1004
              LOC Branch Bank & Trust Company                                    01/01/25     4.02%   $ 9,305,000   VMIG-1
   2,400,000  Birmingham, AL Special Care Facilities Authority RB (United
              Cerebral Palsy of Greater Birmingham, Inc Project)-Series 2006
              LOC AmSouth Bank                                                   12/01/19     3.90      2,400,000   VMIG-1
   5,150,000  Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004 - A1
              Guaranteed by Federal National Mortgage Association                08/15/37     3.94      5,150,000   VMIG-1
   2,750,000  Broward County, FL HFA (Sailboat Bend Asrist Lofts)
              LOC Citibank                                                       04/15/38     3.94      2,750,000              A-1+
   2,000,000  Calcasieu Parish Public Trust Authority Gulf Opportunityzone RB
              (Delta Equine Center LLC Project) - Series 2007(4)
              LOC Branch Bank & Trust Company                                    01/01/32     3.98      2,000,000
   1,150,000  Caledonia, WI IDRB
              (Quick Cable Corpoation Project) - Series 1998 (4)
              LOC Fifth Third Bank                                               12/01/18     3.97      1,150,000
   2,700,000  Capital Trust Agency, FL RB
              (Aero Miami FX, LLC Project) - Series 2004A
              LOC JPMorgan Chase Bank                                            08/01/34     3.98      2,700,000              A-1+
   4,500,000  Carroll County, GA Development Authority RB
              (Royal Metal Products) - Series 2007
              LOC Branch Bank & Trust Company                                    01/01/27     3.98      4,500,000   VMIG-1
   4,760,000  Chicago, IL MHRB Putters Series 2054
              LOC FHA/GNMA                                                       12/20/39     3.96      4,760,000   VMIG-1
   5,605,000  Chicago Illinois MHRB (Sankofa Housing Project) - Series 2007B
              LOC Harris Trust                                                   12/01/08     3.94      5,605,000   VMIG-1
   1,110,000  City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                       11/01/25     3.87      1,110,000     P-1
   1,870,000  Cleveland - Cuyahoga County, OH Port Authority RB
              (CBT Project) - Series 2007
              LOC Charter One Bank                                               06/01/31     4.00      1,870,000     P-1      A-1+
   5,381,359  Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3         02/01/10     3.96      5,381,359   VMIG-1
   1,000,000  Collier County, FL IDA IDRR (Allete, Inc Project)
              LOC Wells Fargo Bank, N.A                                          10/01/25     3.91      1,000,000              A-1+
   3,800,000  Connecticut HEFA - (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N.A.                                          07/01/37     3.86      3,800,000              A-1+
   1,600,000  Connecticut State GO - Series 1997B                                05/15/14     3.80      1,600,000   VMIG-1     A-1+
    105,000   Connecticut HEFA RB (Yale University)                              07/01/36     4.00        105,000   VMIG-1     A-1+
   2,000,000  Connecticut State Speical Tax Obligation Bonds
              (Second Lien Transportation Infrastructure) - Series 1
              Insured by FSA                                                     12/01/10     3.88      2,000,000     P-1      A-1+
   1,000,000  Cook County, IL Capital Improvement Bonds - Series 2004E           11/01/33     3.85      1,000,000   VMIG-1     A-1+
   2,000,000  County of Henry, OH Improvement RB (Henry County Hospital, Inc)
              Series 2006
              LOC Key Bank, N.A                                                  03/01/31     3.92      2,000,000     P-1      A-1
   6,900,000  Delaware State EDA Revenue (Delaware Hospice Inc Project)
              LOC Wilmington Trust Company                                       02/01/32     3.92      6,900,000   VMIG-1


 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,855,000  Detroit, Michigan Water Supply
              System 2nd Lien Bonds - Series 2001C
              Insured by FGIC                                                    07/01/29     3.88%   $ 3,855,000   VMIG-1     A-1+
   5,925,000  Douglas County, NE IDRB (Phillips Manufacturing Project)
              LOC Wells Fargo Bank N.A                                           12/01/18     3.94      5,925,000              A-1+
   2,315,000  Eagle Tax-Exempt Trust, J Series Class A COPs
              Related to State of Florida Full Faith and Credit,
              State Board of Education Capital Outlay Bonds, 2003 Series B       06/01/33     3.93      2,315,000              A-1+
   6,290,000  Florida Higher Educational Facility Financing Authority RB
              (Southeastern University, Inc. Project)
              LOC Regions Bank                                                   12/02/30     3.86      6,290,000   VMIG-1
   1,055,000  Frisco City, AL IDRB (Standard Furniture Manufacturing Co. Inc.)
              LOC Royal Bank of Canada                                           11/01/09     3.95      1,055,000               A-1
   1,350,000  Gainesville Florida IDRB (Heat Pipe Technology Project)
              LOC AmSouth Bank                                                   05/01/18               1,350,000     P-1       A-1
   7,000,000  Greenwood County, SC (Fuji Photo Film, Inc Project)                09/01/11     4.00      7,000,000              A-1+
   1,600,000  Illinois Development Finance Authority RB
              (US Acrylic, Inc. Project) - Series 2003(4)
              LOC Fifth Third Bank                                               08/01/33     3.97      1,600,000
   1,600,000  Illinois Development Authority IDRB
              (HPL Illinois Inc. Project) - Series 1997(4)
              LOC Fifth Third Bank                                               09/01/17     3.98      1,600,000
   3,400,000  Illinois Development Finance Authority RB
              (Glewood School for Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                    02/01/33     3.96      3,400,000              A-1+
   3,000,000  Illinois Development Financial Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC ABN AMRO Bank, N.A                                             04/01/39     3.96      3,000,000               A-1
   2,825,000  Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                               12/01/25     3.97      2,825,000     P-1      A-1+
   7,250,000  Illinois Finance Authority MHRB (Coverd Bridges Apartment Project)
              Guaranteed by Federal National Mortgage Association                06/01/27     3.96      7,250,000              A-1+
   1,400,000  Iowa Higher Education Loan Authority RB
              (Loras College) - Series 2002
              LOC ABN AMRO Bank, N.A                                             11/01/32     4.05      1,400,000               A-1
   1,550,000  Iredell County,NC Industrial Facilities & Pollution Contral Funding
              (Riley Technologies Project)(4)
              LOC Branch Bank & Trust                                            11/01/31     3.98      1,550,000
     900,000  Jefferson County, KY Industrial Building (R.C. TWAY Company,
              Kentucky Manufacturing Company Project) Series 1998
              LOC Fifth Third Bank                                               06/01/18     4.03        900,000     P-1      A-1+
   1,395,000  Jefferson County, KY (Seven Counties Services Inc, Project)
              Series 1999A
              LOC Fifth Third Bank                                               01/01/19     3.93      1,395,000     P-1      A-1+
   1,370,000  Jeffersontown, KY Lease Program RB (Kentucky League of
              Cities Fund Trust) - Series 2000
              LOC U.S Bank, N.A                                                  03/01/30     3.93      1,370,000   VMIG-1



 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,400,000  La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000 (4)
              LOC ABN AMRO Bank, N.A                                             11/01/20     4.01%   $ 2,400,000
     900,000  Lagrange County, IN EDRB (SV Realty LLC Project) - Series 2006
              LOC Fifth Third Bank                                               03/01/26     3.97        900,000     P-1      A-1+
   2,615,000  Lee County, FL Industrial Development Authority
              Health Care Facilities RB (Shady Rest Care Pavilion Project)
              LOC Fifth Third Bank                                               06/01/25     3.90      2,615,000     P-1      A-1+
   4,700,000  Lubbock, TX  Educaitonal Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                              05/01/29     3.92      4,700,000   VMIG-1
   1,750,000  Manatee County, FL PCRB (FL Power & Light Co. Project)             09/01/24     4.05      1,750,000   VMIG-1     A-1
   1,800,000  Manchester, GA Development Authority
              (G&S Metal Consultants) - Series 2006
              LOC Fifth Third Bank                                               10/01/26     3.97      1,800,000     P-1      A-1+
   2,000,000  Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                  02/01/25     4.02      2,000,000     P-1      A-1+
     500,000  Massachusetts Water Resources Authority 2002C
              LOC Landesbank Hessen Thuringen Girozentrale                       08/01/20     4.05        500,000   VMIG-1     A-1+
   1,000,000  Memphis, TN Health Educational and Housing Facilities Board
              MHRB (Ashland Lakes Apartments)  - Series 2006A
              LOC U.S. Bank, N.A.                                                08/01/41     3.95      1,000,000              A-1+
   1,925,000  Michigan State Strategic Fund(Sintel, Inc. Project)-Series 2005 (4)
              LOC Fifth Third Bank                                               10/01/30     3.97      1,925,000
   2,200,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc.) - Series 2006 (4)
              LOC Fifth Third Bank                                               06/01/14     3.97      2,200,000
   2,350,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007
              LOC Fifth Third Bank                                               04/01/37     3.97      2,350,000     P-1      A-1+
   1,500,000  Michigan Strategic Fund Limited Obligation RB
              (Envelope Printery Inc Project) (4)
               LOC Fifth Third Bank                                              03/01/27     3.97      1,500,000
     640,000  Mississippi Home Corporation Single Family Mortgate RB
              Wachovia Merlots Trust Series 2000YYY
              Guaranteed by GNMA                                                 12/01/31     3.97        640,000   VMIG-1
   2,200,000  Missouri State HEFA RB (Rockhurst University) - Series 2002
              LOC Bank of America                                                11/01/32     4.05      2,200,000              A-1+
   1,450,000  Nashville & Davidson County, TN MHRB (Wedgewood Tower Project)
              Series 2004A
              LOC AmSouth Bank, N.A                                              06/01/34     4.02      1,450,000     P-1       A-1
   2,165,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) - Series 1997
              LOC Federal Home Loan Bank                                         10/01/30     3.93      2,165,000              A-1+
   3,500,000  Nevada Housing Division MHRB
              (Golden Apartments Project) - Series 2007
              LOC Federal Home Loan Mortgage Corporation                         10/01/37     3.93      3,500,000              A-1+


 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
-------------------------------------------------------------------------------------------------------------------------
$    630,000  New Jersey EDA EDRB
              (CVC Specialty Chemicals Projects) - Series 2001(4)
              LOC Wachovia Bank, N.A                                             05/01/11     3.86%   $   630,000
   3,000,000  New Jersey EDA School Revenue
              Variable Facilities Construction - Sub-sereis R1
              LOC Bank of Nova Scotia (50%)/Lloyds Bank (50%)                    09/01/31     4.00      3,000,000   VMIG-1     A-1+
   3,900,000  New Ulm, MN Hospital Refunding RB (The Health Central
              Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                          08/01/14     3.85      3,900,000              A-1+
     650,000  New York Municipal Securities Trust Certificates
              LOC Branch Banking & Trust Company                                 07/01/18     3.94        650,000   VMIG-1
   1,200,000  North Carolina Educational Facilities Finance (Duke University)
              Series 1987A                                                       12/01/17     3.82      1,200,000   VMIG-1     A-1+
   4,300,000  NYS Housing Finance Agency
              (Kew Garden Hills, Housing RB) - Sereis A
              Insured by Federal National Mortgage Association                   05/15/36     3.82      4,300,000   VMIG-1
   2,900,000  NYS Housing Finance Agency
              (East 84th Street Housing RB) - Series 1995A
              Insured by Federal National Mortgage Association                   05/15/33     3.82      2,900,000   VMIG-1
   1,500,000  Ohio State Air Quality Development Authority PCRB
              (Firstenergy Generation Corp.) - Series 2006A
              LOC Key Bank                                                       12/01/23     3.85      1,500,000   VMIG-1     A-1
   1,000,000  Olathe, KS IDRB Multi-Modal (Diamant Boart Project)-Series 1997A(4)
              LOC Svenska Handelsbanken                                          03/01/27     3.95      1,000,000
   1,200,000  Orange County, FL HFA  (Windsor Pines Project) - Series 2000E
              LOC Bank of America                                                03/01/35     3.94      1,200,000   VMIG-1
   1,100,000  Orange County, FL MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
               Collateralized by Federal National Mortgage Association           06/01/25     3.85      1,100,000              A-1+
   1,200,000  Orland Park, IL IDRB (Panduit Corp Project) - Series 1996
              LOC Fifth Third Bank                                               04/01/31     3.95      1,200,000              A-1+
   3,000,000  Palm Beach County, FL RB (Northern Gallery and School of Art
              Community Foundation for Palm Beach & Martin Counties)-Series 1995
              LOC Northern Trust                                                 05/01/25     3.86      3,000,000              A-1+
   2,000,000  Pennsylvania EDFA (Amtrak Project) - Series B of 2001
              LOC JPMorgan Chase Bank                                            11/01/41     3.94      2,000,000   VMIG-1     A-1+
   1,500,000  Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                 08/01/12     3.93      1,500,000     P-1      A-1+
   2,500,000  Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                 08/01/30     3.93      2,500,000     P-1      A-1+
   4,895,000  P-Floats Series PA-783 (Puerto Rico Infrastructure Financing
              Authority Special Obligation Bonds 2000) - Series A                04/01/09     3.95      4,895,000              A-1+
   1,975,000  Port Bellingham, WA Industrial Development Corporation
              (BP West Coast Products LLC Project) - Series 2003                 03/01/38     4.13      1,975,000   VMIG-1     A-1+
   3,000,000  Port Orange, FL (Parmer College of Chiropractic Project)
              LOC ABN AMRO Bank, N.A                                             10/01/32     3.87      3,000,000              A-1


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
-------------------------------------------------------------------------------------------------------------------------
$  1,840,000  Revenue Bond Certificate Service Trust - Series 2007
              (Park Trails Apartment Project)(4)
              LOC American Insurance Group                                       12/01/34     4.06%   $ 1,840,000
   1,795,000  Richardson Island, Dallas County, TX Independent School District
              (TX Permanent School Fund)                                         02/15/24     3.85      1,795,000   VMIG-1     A-1+
   2,000,000  Rockingham County, NC IDRB PCFA
              (Eden Customs Processing, LLC Project) Series 2004 (4)
              LOC Branch Bank & Trust Company                                    01/01/17     3.98      2,000,000
   2,200,000  Rockingham, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003 (4)
              LOC Branch Bank & Trust Company                                    03/01/15     3.98      2,200,000
   3,035,000  South Carolina Jobs EDA Authority
              (Cannon Medical Hospital) - Series 2004A
              LOC National Bank of South Carolina                                06/01/24     3.91      3,035,000     P-1
   2,365,000  South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Bank & Trust Company                                    04/01/17     3.98      2,365,000   VMIG-1
   1,230,000  South Carolina Ridgeland Township RB
             (LRC Ridgeland LLC, Project) - Series 2006A
              LOC Columbus Bank & Trust                                          09/01/21     3.94      1,230,000     P-1      A-1
   1,000,000  State of Connecticut HEFA RB (The Hotchkiss School) - Sereis A     07/01/30     3.85      1,000,000   VMIG-1     A-1+
   1,100,000  Texas Calhoun County Navigation Port RB (BP PLC) - Series 2003     01/01/24     4.13      1,100,000   VMIG-1     A-1+
   3,270,000  TOCs (TICs/TOCs Trust - Series 2000-1) Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds
              2000 - Series A
              Collateralized by State & Local Government Series                  04/01/27     3.85      3,270,000              A-1+
   5,500,000  TOCs (TICs/TOCs Trust - Series 2001-1) Relating to Puerto Rico
              Public Improvement Refunding Bonds, - Series 2001-1
              Insured by FSA                                                     07/01/27     3.85      5,500,000              A-1+
   1,275,000  Tulsa, OK IDA (Indiana Health Care Resources Center of Tulsa)
              LOC JPMorgan Chase Bank                                            06/01/14     4.10      1,275,000   VMIG-1     A-1+
   1,435,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Project) - Series 2001(4)
              LOC Regions Bank                                                   10/01/21     4.06      1,435,000
     895,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Expansion Project) - Series 2001(4)
              LOC Regions Bank                                                   11/01/24     4.06        895,000
   1,000,000  Utah Housing Corporation Single Family Mortgage Bonds
              Bonds - Series C Class 1 2003                                      07/01/34     3.93      1,000,000   VMIG-1     A-1+
   3,000,000  Virginia Port Authority Facility RB Eagle - 20060119 - Class A
              Insured by FGIC                                                    07/01/36     4.01      3,000,000              A-1+
   2,750,000  Washington State EDFA
              (Summer Building LLC Project) - Series 2005F
              LOC KeyBank, N.A.                                                  12/01/30     3.99      2,750,000     P-1       A-1
     995,000  Washington State HFC Putters - Series 1335
              LOC GNMA/FNMA/FHLMC                                                12/01/09     3.96        995,000   VMIG-1
   2,275,000  Washington State Housing Finance Commision Putters 1335
              LOC GNMA/FNMA/FHLMC                                                12/01/23     3.85      2,275,000   VMIG-1


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




===============================================================================


                                                                                                                     Ratings (1)
                                                                                                                 ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)   Moody's  & Poor's
----------                                                                        ----   ----------   --------   -------  ---------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,800,000  Washington State HFC MHRB  -
              (Seasons Apartment Project) Series 2006
              Collateralized by Federal National Mortgage Association            12/15/40     3.94%   $ 2,800,000   VMIG-1
   2,100,000  West Des Moines, IA RB Woodgrain Millwork Inc Project)-Series 1995
              LOC Wells Fargo Bank, N.A.                                         04/01/10     4.04      2,100,000     P-1      A-1+
   1,600,000  Wisconsin State HEFA (Prohealth Case Inc.) - Series 2001B
              LOC AMBAC Indemnity Corporation                                    08/15/30     4.05      1,600,000   VMIG-1     A-1+
   3,010,000  Will-Kankakee Regional Development Authority, IL IDRB - Series A
              LOC Fifth Third Bank                                               08/01/36     3.97      3,010,000     P-1      A-1+
   2,375,000  Wisconsin Sturtevant IDRB (SLJB LLC Inc. Project) - Series 1997
              LOC Johnson Bank                                                   05/01/12     3.98      2,375,000
------------                                                                                        -------------
 269,846,359  Total Variable Rate Demand Instruments                                                  269,846,359
------------                                                                                        -------------
              Total Investments (101.74%) (Cost $411,350,636+)                                        411,350,636
              Liabilities in excess of cash and other assets (-1.74%)                                  (7,046,411)
                                                                                                    -------------
              Net Assets (100.00%)                                                                  $ 404,304,225
                                                                                                    =============
              +   Aggregate cost for federal income tax purposes is identical.



FOOTNOTES:
1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2) The interest rate shown reflects the security's current coupon, unless yield is available.

3)   The maturity date indicated for the put bonds is the next put date.

4) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

5) Securities payable on demand at par including accrued interest (usually with seven days notice)and where indicated are unconditionally secured as to principal and interest by a bank letter of credit.The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.The rate shown is the rate in effect at the date of this statement.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


KEY:
      AMT      =  Alternate Minimum Tax                         HFC       =  Housing Finance Commission

      BAN      =  Bond Anticipation Note                        GNMA      =  Government National Mortgage Association

      COPs     =  Certificates of Participation                 GO        =  General Obligation

      EDA      =  Economic Development Authority                IDA       =  Industrial Development Authority

      EDC      =  Economic Development Corporation              IDRRB     =  Industrial Development Revenue Recovery Bond

      EDFA     =  Economic Development Finance Authority        IDRB      =  Industrial Development Revenue Bond

      EDRB     =  Economic Development Revenue Bond             LOC       =  Letter of Credit

      FGIC     =  Financial Guaranty Insurance Company          MHRB      =  Multi-Family Housing Revenue Bond

      FHA      =  Federal Housing Authority                     PCFA      =  Pollution Control Finance Authority

      FHLMC    =  Federal Home Loan Mortgage Association        PCRB      =  Pollution Control Revenue Bond

      FNMA     =  Federal National Mortgage Association         RB        =  Revenue Bond

      FSA      =  Financial Security Assurance                  RN        =  Revenue Note

      HDA      =  Housing Development Authority                 TICs      =  Trust Inverse Certificate

      HEFA     =  Health and Education Facilities Authority     TOCs      =  Tender Option Certificate

      HFA      =  Housing Finance Authority                     TRAN      =  Tax and Revenue Anticipation Note


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


------------------------- ----------------------------- ------------------------------
         States                      Value                     % of Portfolio
------------------------- ----------------------------- ------------------------------
Alabama                           $  12,335,000                       3.00%
Arkansas                              1,445,113                       0.35
Colorado                              2,500,000                       0.61
Connecticut                           8,505,000                       2.07
Delaware                              6,900,000                       1.68
Florida                              31,070,000                       7.55
Georgia                               6,300,000                       1.53
Illinois                             40,252,600                       9.78
Indiana                               3,300,000                       0.80
Iowa                                  5,509,472                       1.34
Kansas                                1,000,000                       0.24
Kentucky                              9,525,000                       2.32
Louisiana                             2,000,000                       0.49
Maine                                 1,000,000                       0.24
Maryland                              6,500,000                       1.58
Massachusetts                         2,600,000                       0.63
Michigan                             19,918,117                       4.84
Minnesota                            13,266,666                       3.22
Mississippi                             640,000                       0.16
Missouri                             10,662,403                       2.59
Nebraska                              5,925,000                       1.44
Nevada                                5,665,000                       1.38
New Jersey                            8,630,000                       2.10
New York                              7,850,000                       1.91
North Carolina                        8,650,000                       2.10
Ohio                                 20,698,023                       5.03
Oklahoma                              7,656,359                       1.86
Pennsylvania                         18,057,894                       4.39
Puerto Rico                          13,665,000                       3.32
South Carolina                       19,540,000                       4.75
Tennessee                             2,450,000                       0.60
Texas                                21,365,885                       5.19
Utah                                  4,500,000                       1.09
Vermont                              12,000,000                       2.92
Virginia                              3,000,000                       0.73
Washington                           20,795,000                       5.06
Wisconsin                            22,328,104                       5.43
Other Territories                    23,345,000                       5.68
------------------------- ----------------------------- ------------------------------
Total                             $ 411,350,636                    100.00%
------------------------- ----------------------------- ------------------------------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      411,350,636
  Accrued interest receivable.......................................................               2,106,722
  Prepaid expenses..................................................................                 165,226
                                                                                          ------------------
         Total assets...............................................................             413,622,584
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................                 134,207
  Payable for securities purchased..................................................               7,410,000
  Due to Custodian..................................................................               1,123,692
  Accrued expenses..................................................................                 304,648
  Dividends payable.................................................................                 335,827
  Other payable.....................................................................                   9,985
                                                                                          ------------------
         Total liabilities..........................................................               9,318,359
                                                                                          ------------------
  Net assets........................................................................      $      404,304,225
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $      404,305,061
  Accumulated net realized gain (loss)..............................................                    (836)
                                                                                          ------------------
  Net assets........................................................................      $      404,304,225
                                                                                          ==================

Net asset value, per share (Note 3):
Class Name                                          Net Assets          Shares Outstanding       Net Asset Value
Institutional Shares........................            $10,179                 10,180                 $1.00
Institutional Service Shares................            $10,168                 10,168                 $1.00
Short Term Income Shares....................        $95,021,188             95,021,384                 $1.00
Retail Shares...............................       $145,918,236            145,918,538                 $1.00
Advantage Shares............................       $163,344,454            163,344,791                 $1.00


     * Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $        6,538,567
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               206,612
    Administration fee..............................................................                86,088
    Shareholder servicing fee (Institutional Service Shares)........................                    13
    Shareholder servicing fee (Short Term Income Shares)............................               148,904
    Shareholder servicing fee (Retail Shares).......................................               106,717
    Shareholder servicing fee (Advantage Shares)....................................               174,794
    Distribution fee (Short Term Income Shares).....................................               268,027
    Distribution fee (Retail Shares)................................................               277,464
    Distribution fee (Advantage Shares).............................................               524,384
    Sub-Accounting fee (Advantage Shares)...........................................                69,918
    Custodian expenses..............................................................                14,957
    Shareholder servicing and related shareholder expenses+.........................                84,916
    Legal, compliance and filing fees...............................................               166,714
    Audit and accounting............................................................                82,173
    Trustees' fees and expenses.....................................................                10,434
    Other...........................................................................                 4,352
                                                                                        ------------------
    Total expenses..................................................................             2,226,467
                Less:   Fees waived ................................................              (630,705)
                 Expense paid indirectly ...........................................                (3,031)
                                                                                        ------------------
    Net expenses....................................................................             1,592,731
                                                                                        ------------------
    Net investment income...........................................................             4,945,836
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                  (836)
                                                                                        ------------------
Increase in net assets from operations..............................................    $        4,945,000
                                                                                        ==================


+ Includes class specific transfer agency expenses of $2, $29,781, and $20,815 for the Institutional, Short Term Income, and Retail Shares, respectively.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
===============================================================================



                                                                      Six Months Ended         Commencement of Operations
                                                                     September 30, 2007         October 16, 2006 through
                                                                         (Unaudited)                  March 31, 2007
                                                                         -----------                  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $     4,945,836             $      1,499,539
    Net realized gain (loss) on investments.......................                (836)                      -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................           4,945,000                    1,499,539
Dividends to shareholders from net investment income:
    Institutional Shares .........................................                (181)                    (117,822)
    Institutional Service Shares .................................                (170)                         (12)
    Short Term Income Shares .....................................          (1,806,994)                     (99,509)
    Retail Shares.................................................          (1,193,826)                    (106,568)
    Advantage Shares..............................................          (1,944,665)                  (1,175,628)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................          (4,945,836)                  (1,499,539)
                                                                       ---------------             ----------------
Capital share transactions (Note 3):
    Institutional Shares..........................................                 180                       10,000
    Institutional Service Shares..................................                 168                       10,000
    Short Term Income Shares......................................          37,106,375                   57,915,009
    Retail Shares.................................................         104,101,663                   41,816,875
    Advantage Shares..............................................          26,798,899                  136,545,892
                                                                       ---------------             ----------------
          Total capital share transactions........................         168,007,285                  236,297,776
                                                                       ---------------             ----------------
    Total increase ...............................................         168,006,449                  236,297,776
Net assets:
    Beginning of period...........................................         236,297,776                      -0-
                                                                       ---------------             ----------------
     End of period................................................     $   404,304,225             $    236,297,776
                                                                       ===============             ================
Undistributed net investment income...............................     $         -0-               $        -0-
                                                                       ===============             ================


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(UANUDITED)
===============================================================================

                                                          Six Months Ended        Commencement of Operations
                                                         September 30, 2007        October 30, 2006 through
                                                            (Unaudited)                   March 31, 2007
Institutional shares                                        ----------                    --------------
--------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.018                        0.006
   Net realized and unrealized gain(loss)  on investments.         --                           --
                                                             ----------                  -----------
   Total from investment operations.......................        0.018                        0.006
                                                             ----------                  -----------
Less distributions from:
   Dividends from net investment income...................       (0.018)                      (0.006)
   Net realized gain on investments.......................         --                           --
                                                             ----------                  -----------
   Total Distributions....................................       (0.018)                      (0.006)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        1.81%(a)                     0.60%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $        10                 $        10
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.22%(c)                     0.20%(c)
   Net investment income..................................        3.59%(c)                     3.44%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)


                                                            Six Months Ended        Commencement of Operations
                                                           September 30, 2007        March 19, 2006 through
                                                              (Unaudited)                  March 31, 2007
Institutional Service shares                                   ----------                  --------------
----------------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.017                        0.001
   Net realized and unrealized gain(loss) on investments..         --                           --
                                                             ----------                  -----------
   Total from investment operations.......................        0.017                        0.001
                                                             ----------                  -----------
Less distributions from:
   Dividends from net investment income...................       (0.017)                      (0.001)
   Net realized gain on investments.......................        --                           --
                                                             ----------                  -----------
   Total Distributions....................................       (0.017)                      (0.001)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        1.69%(a)                     0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $      10                   $       10
Ratios to average net assets:
   Expenses (net of fees waived)(b).......................        0.44%(c)                     0.42%(c)
   Net investment income..................................        3.36%(c)                     3.25%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UANUDITED)
===============================================================================


                                                             Six Months Ended        Commencement of Operations
                                                           September 30, 2007        March 19, 2006 through
                                                              (Unaudited)                  March 31, 2007
Institutional Service shares                                   ----------                  --------------
----------------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.015                        0.003
   Net realized and unrealized gain(loss) on investments..         --                           --
                                                             ----------                  -----------
   Total from investment operations.......................        0.015                        0.003
                                                             ----------                  -----------
Less distributions from:
   Dividends from net investment income...................       (0.015)                      (0.003)
   Net realized gain on investments.......................         --                           --
                                                             ----------                  -----------
   Total Distributions....................................        0.015                       (0.003)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             =========                   ===========
Total Return..............................................        1.53%(a)                     0.29%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $    95,021                 $   57,915
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        0.76%(c)                     0.76%(c)
   Net investment income..................................        3.03%(c)                     2.89%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)
   Distribution fees waived...............................        0.17%(c)                     0.17%(c)

                                                             Six Months Ended        Commencement of Operations
                                                            September 30, 2007        March 19, 2006 through
                                                              (Unaudited)                  March 31, 2007
Institutional Service shares                                   ----------                  --------------
----------------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.014                        0.008
   Net realized and unrealized gain(loss)  on investments.         --                           --
                                                             ----------                  -----------
   Total from investment operations.......................        0.014                        0.008
                                                             ----------                  -----------
Less distributions from:
   Dividends from net investment income...................       (0.014)                      (0.008)
   Net realized gain on investments.......................         --                           --
                                                             ----------                  -----------
   Total Distributions....................................       (0.014)                      (0.008)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        1.41%(a)                     0.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $   145,918                 $    41,817
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        1.00%(c)                     1.00%(c)
   Net investment income..................................        2.80%(c)                     2.65%(c)
   Management and administration fees waived..............        0.17%(c)                     0.16%(c)
   Distribution fees waived...............................        0.13%(c)                     0.10%(c)
   Transfer Agency Account fees waived....................        --                           0.03%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                             Six Months Ended        Commencement of Operations
                                                           September 30, 2007        March 19, 2006 through
                                                              (Unaudited)                  March 31, 2007
Advantage shares                                               ----------                  --------------
----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $    1.00                   $     1.00
                                                             ----------                  -----------
Income from investment operations:
   Net investment income..................................        0.014                        0.011
   Net realized and unrealized gain(loss) on investments..         --                           --
                                                             ----------                  -----------
   Total from investment operations.......................        0.014                        0.011
                                                             ----------                  -----------
Less distributions from:
   Dividends from net investment income...................       (0.014)                      (0.011)
   Net realized gain on investments.......................         --                           --
                                                             ----------                  -----------
   Total Distributions....................................        0.014                       (0.011)
                                                             ----------                  -----------
Net asset value, end of period............................   $    1.00                   $     1.00
                                                             ==========                  ===========
Total Return..............................................        1.40%(a)                     1.09%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $   163,345                 $  136,546
Ratios to average net assets:
   Expenses (net of fees waived) (b)......................        1.02%(c)                     1.02%(c)
   Net investment income..................................        2.78%(c)                     2.65%(c)
   Distribution fees waived...............................        0.17%(c)                     0.16%(c)
   Management and administration fees waived..............        0.16%(c)                     0.16%(c)
   Distribution fees waived...............................        0.10%(c)                     0.10%(c)

(a)      Unannualized
(b)      Include expenses paid indirectly
(c)      Annualized



The accompanying notes are an integral part of these financial statements.

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























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
-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies

Daily Income Fund (the "Fund") is a, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as "Portfolio"). Each portfolio has five core classes of stock authorized, Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. The Money Market and U.S. Treasury Portfolios have Pinnacle shares. In addition, the Money Market, U.S. Government and Municipal Portfolios consist of the Advantage Primary Liquidity, Advantage Government Liquidity and Advantage Municipal Liquidity shares ("Advantage shares"). The Money Market Portfolio also consists of the money market Xpress shares ("Xpress shares"). The Institutional Service, Investor, Short Term Income, Retail, Advantage, and Xpress shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Institutional and Pinnacle shares are not subject to a service fee. The Investor, Short Term Income, Retail, Advantage, and Xpress shares of each Portfolio are also subject to a distribution fee pursuant to each Portfolio's Distribution plan. The Institutional, Institutional Service and Pinnacle shares are not subject to a distribution fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Commencement of operations for each of the share classes began as follows:


                                        Money Market        U.S. Treasury       U.S. Government        Municipal
      Share classes                       Portfolio           Portfolio            Portfolio           Portfolio
      -------------                       ---------           ---------            ---------           ---------
 Institutional shares............         May 13, 1994    November 18, 1996    October 30, 2006     October 30, 2006
 Institutional Service shares....        April 3, 1995    November 29, 1995      March 19, 2007       March 19, 2007
 Pinnacle shares.................        July 29, 1999        July 29, 1999                 N/A           Not Active
 Investor shares.................    November 28, 2006    February 21, 2007          Not Active           Not Active
 Short Term Income shares........    February 12, 2007     November 2, 2006          Not Active    February 20, 2007
 Retail shares...................    November 28, 2006    December 12, 2006   December 12, 2006     December 8, 2006
 Advantage shares................     November 1, 2006                  N/A    November 2, 2006     November 2, 2006
 Xpress shares...................        June 19, 2007                  N/A                 N/A                  N/A


The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities -
    Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase Agreements -
    The Money Market, U.S. Treasury and U.S. Government Portfolios may enter into repurchase agreements In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes -
    It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

d) Dividends and Distributions -
    Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

-------------------------------------------------------------------------------



===============================================================================

1. Summary of Accounting Policies (continued)

   e) Use of Estimates -
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   f) Representations and Indemnifications -
    In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   g) General -
    Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Sub-Accounting and Administration Agreement, Reich & Tang Distributors , Inc. (the "Distributor"), an affiliate of the Manager,
performs   or   sub - contracts   or  employs   others  to    perform   certain
sub-accounting and administrative services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting and Administrative Agreement, the Distributor receives from the Fund a fee equal to 0.10% per annum of the average daily net assets of the Advantage shares.

The Fund and the Distributor, have entered into a Shareholder Servicing Agreement and Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from the Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class's average daily net assets as follows:

                                        Shareholder Servicing Fees       Distribution Fees
                                        --------------------------       -----------------
Institutional Service Shares................       .25%                         -0-
Investor Shares.............................       .25%                         .20%
Short Term Income Shares....................       .25%                         .45%
Retail Shares...............................       .25%                         .65%
Advantage Shares............................       .25%                         .75%
Xpress Shares...............................       .25%                         .75%

For the period ended September 30, 2007, the following fees were voluntarily waived by the Manager, Distributor and shareholder servicing agent:


                                                            Money Market      U.S. Treasury     U.S. Government      Municipal
                                                              Portfolio         Portfolio          Portfolio         Portfolio
                                                              ---------         ---------          ---------         ---------
Investment management fees..............................           $-0-              $-0-           $183,850          $206,612
Administration fees.....................................            -0-           301,387             76,604            86,088
Shareholder servicing fees-Institutional Service shares.         10,250               -0-                N/A               N/A
Distribution fees - Investor shares.....................         34,716            42,668                N/A               N/A
Distribution fees - Short Term Income shares............            -0-            13,003                N/A           101,255
Distribution fees - Retail shares.......................        775,964               375             47,578            54,964
Distribution fees - Advantage shares....................      2,632,466               N/A            185,622           111,868
Sub-Accounting fees - Advantage shares..................      1,567,098               N/A            116,014            69,918
Sub-Accounting fees - Xpress shares.....................         99,120               N/A                N/A               N/A
Transfer agency fees - Institutional shares.............         32,144               -0-                N/A               N/A
Transfer agency fees - Pinnacle shares..................          8,600               -0-                N/A               N/A
                                                             ----------          --------           --------          --------
Total...................................................     $5,160,358          $357,433           $609,668          $630,705
                                                             ==========          ========           ========          ========

The Manager and shareholder servicing agent have no right to recoup prior fee waivers.

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates
   (continued)

Fees are paid to Trustees who are unaffiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Trustee will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee will also receive a fee of $1,500 for each Board of Trustees meeting held telephonically. In addition, the Lead Independent Trustee will receive an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman and the Compliance Oversight Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager and for purposes of determining which funds in the Reich & Tang complex will bear the related expense of Independent Trustees fees, the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., and the New Jersey Daily Municipal Income Fund, Inc. are collectively referred to as, the Combined Funds, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the Short Term Income Fund, Inc. are collectively referred to as, the Reich & Tang Funds, and Cortland Trust, Inc. is referred to as, the Cortland Funds. Mr. Kuczmarski, Dr. Mellon, Mr. Straniere and Dr. Wong will have their fees allocated among the Combined Funds and Reich & Tang Funds in accordance with the Manager's discretion. Mr. Dowden, Mr. Frischling, Mr. Lerner and Mr. Schultz will have their fees allocated among the Combined Funds and the Cortland Funds in accordance with the Manager's discretion. Directors who are affiliated with the Manager do not receive compensation from the Fund.

Pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund, Reich & Tang Services, Inc. as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Fund or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Fund. For the period ended September 30, 2007 these fees after waivers amounted to:


                                    Money Market   U.S. Treasury     U.S. Government    Municipal
                                     Portfolio       Portfolio         Portfolio        Portfolio
                                     ---------       ---------         ---------        ---------
                                 Amount     %      Amount     %    Amount      %      Amount     %
                                 -------   ---     ------    ---   -------    ---     ------    ---
 Institutional shares..........  $32,394   0.01%   $67,247   0.02%     $ 1     *          $ 1    *
 Institutional Service shares..   25,912   0.02%    23,185   0.02%       1     *            1    *
 Pinnacle shares...............    8,463   0.01%     4,266   0.02%     N/A                N/A
 Investor shares...............   47,803   0.05%    42,645   0.05%     N/A                N/A
 Short Term Income shares......   57,516   0.05%    21,661   0.05%     N/A             29,687  0.05%
 Retail shares.................  284,335   0.05%       146   0.05%  18,594    0.05%    21,332  0.05%
                                --------          --------         -------            -------
    Total...................... $456,423          $159,150         $18,596            $51,021
                                ========          ========         =======            =======
o        Per account

3. Compensating Balance Arrangement and Other Transactions

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement with the Daily Income Fund Municipal Portfolio, which would allow the Portfolio to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently
10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On September 30, 2007 the cash balance was ($1,366,029).

For the period ended September 30, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

                                              Money Market      U.S. Treasury     U.S. Government      Municipal
                                                Portfolio         Portfolio          Portfolio         Portfolio
                                                --------          ---------          ---------         ---------
Custodian expenses..........................    $6,596            $ 15,419             $2,419            $3,031
                                                ======            ========             ======            ======

-------------------------------------------------------------------------------



===============================================================================


4. Transactions in Shares of Beneficial Interest

At September 30, 2007, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:


Money Market Portfolio                   Six Months Ended              Year Ended
                                        September 30, 2007           March 31, 2006
                                       -------------------          ----------------
 Institutional Shares
---------------------
 Sold................................     1,605,736,121               3,532,193,281
 Issued on reinvestment of dividends.        17,203,316                  30,075,742
 Redeemed............................    (1,899,275,219)             (3,295,417,121)
                                         --------------              --------------
 Net increase (decrease).............      (276,335,782)                266,851,902
                                         ==============              ==============
 Institutional Service Shares
-----------------------------
 Sold................................       860,521,174               2,353,647,274
 Issued on reinvestment of dividends.         6,579,462                  11,234,194
 Redeemed............................      (916,527,475)             (2,321,066,724)
                                         --------------              --------------
 Net increase (decrease).............       (49,426,839)                 43,814,744
                                         ==============              ==============

                                                                Commencement of Operations
                                                                 November 28, 2006 through
Investor Shares                                                       March 31, 2007
---------------                                                       --------------
 Sold................................       386,204,807                 326,218,371
 Issued on reinvestment of dividends.         4,504,308                     231,079
 Redeemed............................      (351,332,838)               (174,502,593)
                                          -------------               -------------
 Net increase (decrease).............        39,376,277                 151,946,857
                                          =============               =============

                                                                Commencement of Operations
                                                                 February 12, 2007 through
Short Term Income Shares                                              March 31, 2007
------------------------                                              --------------
 Sold................................     1,038,165,408                 216,561,971
 Issued on reinvestment of dividends.         3,420,433                      76,285
 Redeemed............................      (851,462,283)               (159,541,535)
                                         --------------               -------------
 Net increase (decrease).............       190,123,558                  57,096,721
                                         ==============               =============

                                                                Commencement of Operations
                                                                 November 28, 2006 through
Retail Shares                                                         March 31, 2007
-------------                                                         --------------
 Sold................................     2,352,965,813               1,938,862,432
 Issued on reinvestment of dividends.        24,784,618                   2,713,087
 Redeemed............................    (1,908,323,736)             (1,043,671,566)
                                         --------------              --------------
 Net increase (decrease).............       469,426,695                 897,903,953
                                         ==============              ==============
 Pinnacle Shares
----------------
 Sold................................       102,943,177                 191,582,537
 Issued on reinvestment of dividends.         4,401,232                   7,811,634
 Redeemed............................      (125,681,515)               (163,048,227)
                                         --------------              --------------
 Net increase (decrease).............       (18,337,106)                 36,345,944
                                         ==============              ==============

                                                                Commencement of Operations
                                                                 November 1, 2006 through
Advantage Shares                                                      March 31, 2007
-----------------                                                     --------------
 Sold................................     2,351,013,481               4,544,671,364
 Issued on reinvestment of dividends.        70,809,057                  34,760,496
 Redeemed............................    (2,376,672,753)             (1,465,843,369)
                                         --------------              --------------
 Net increase (decrease).............        45,149,785               3,113,588,491
                                         ==============              ==============


-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================



4. Transactions in Shares of Beneficial Interest (continued)

Money Market Portfolio                    Commencement of Operations
                                             June 19, 2007 through
                                               September 30, 2007
                                               ------------------
Xpress Shares
-------------
 Sold................................              1,936,578,682
 Issued on reinvestment of dividends.                 10,331,166
 Redeemed............................               (417,721,550)
                                                  --------------
 Net increase (decrease).............              1,529,188,298
                                                  ==============

U.S. Treasury Portfolio                        Six Months Ended             Year Ended
                                              September 30, 2007          March 31, 2007
                                              ------------------          --------------
 Institutional Shares
----------------------
 Sold................................              2,160,239,315            3,095,014,636
 Issued on reinvestment of dividends.                 16,612,767                8,283,894
 Redeemed............................             (2,226,760,434)          (3,342,758,467)
                                                  --------------           --------------
 Net increase (decrease).............                (49,908,352)            (239,459,937)
                                                  ==============           ==============
 Institutional Service Shares
 Sold................................                682,091,330            1,017,713,607
 Issued on reinvestment of dividends.                  5,358,848                6,373,235
 Redeemed............................               (673,982,433)          (1,079,293,656)
                                                  --------------           --------------
 Net increase (decrease).............                 13,467,745              (55,206,814)
                                                  ==============           ==============

                                                                     Commencement of Operations
                                                                      February 21, 2007 through
Investor Shares                                                            March 31, 2007
---------------                                                            --------------
 Sold................................               374,692,824               281,725,704
 Issued on reinvestment of dividends.                 3,748,680                   176,886
 Redeemed............................              (323,790,291)             (146,991,867)
                                                  -------------            --------------
 Net increase (decrease).............                54,651,213               134,910,723
                                                  =============            ==============

                                                                     Commencement of Operations
                                                                      November 2, 2006 through
Short Term Income Shares                                                   March 31, 2007
------------------------                                                   --------------
 Sold................................               319,025,067                46,491,785
 Issued on reinvestment of dividends.                 1,492,092                   266,519
 Redeemed............................              (157,664,764)              (24,094,981)
                                                  -------------            --------------
 Net increase (decrease).............               162,852,395                22,663,323
                                                  =============            ==============

                                                                     Commencement of Operations
                                                                      December 12, 2006 through
Retail Shares                                                              March 31, 2007
-------------                                                              --------------
 Sold................................                 6,338,848                 3,448,689
 Issued on reinvestment of dividends.                    11,731                     4,406
 Redeemed............................                (6,226,386)               (3,081,550)
                                                  -------------            --------------
 Net increase (decrease).............                   124,193                   371,545
                                                  =============            ==============

 Pinnacle Shares
----------------
 Sold................................                49,263,451                53,982,889
 Issued on reinvestment of dividends.                 1,005,264                 1,572,612
 Redeemed............................               (24,758,310)              (44,432,493)
                                                  -------------            --------------
 Net increase (decrease).............                25,510,405                11,123,008
                                                  =============            ==============


-------------------------------------------------------------------------------



===============================================================================




4. Transactions in Shares of Beneficial Interest (continued)

U.S. Government Portfolio

                                                                   Commencement of Operations
                                            Six Months Ended         March 19, 2007 through
Institutional Shares (a)                   September 30, 2007             March 31, 2007
------------------------                   ------------------             --------------
 Sold................................                    -0-                     10,000
 Issued on reinvestment of dividends.                    255                        -0-
 Redeemed............................                    -0-                        -0-
                                              --------------                -----------
 Net increase (decrease).............                    255                     10,000
                                              ==============                ===========

                                                                   Commencement of Operations
                                                                    October 30, 2006 through
Institutional Service Shares (a)                                          March 31, 2007
--------------------------------                                          --------------
 Initial Investment made by IXIS (b).                                        35,000,000
 Sold................................                    -0-                     10,000
 Issued on reinvestment of dividends.                    243                    244,835
 Redeemed............................                    -0-                (35,244,835)
                                              --------------                -----------
 Net increase (decrease).............                    243                     10.000
                                              ==============                ===========

                                                                   Commencement of Operations
                                                                    December 12, 2006 through
Retail Shares                                                             March 31, 2007
-------------                                                             --------------
 Sold................................            253,867,712                124,415,380
 Issued on reinvestment of dividends.              1,580,276                    101,389
 Redeemed............................           (228,063,465)               (67,465,599)
                                              --------------                -----------
 Net increase (decrease).............             27,384,523                 57,051,170
                                              ==============                ===========

                                                                   Commencement of Operations
                                                                    November 2, 2007 through
Advantage Shares                                                          March 31, 2007
----------------                                                          --------------
 Sold................................            371,808,913                302,636,615
 Issued on reinvestment of dividends.              4,890,633                  2,087,366
 Redeemed............................           (236,530,566)              (110,896,630)
                                              --------------                -----------
 Net increase (decrease).............            140,168,980                193,827,351
                                              ==============                ===========





-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================


4. Transactions in Shares of Beneficial Interest (continued)

Municipal Portfolio

                                                                    Commencement of Operations
                                               Six Months Ended        March 19, 2007 through
Institutional Shares (a)                      September 30, 2007          March 31, 2007
-----------------------                       ------------------          --------------
 Sold................................                       -0-                  10,000
 Issued on reinvestment of dividends.                       180                     -0-
 Redeemed............................                       -0-                     -0-
                                                  -------------             -----------
 Net increase (decrease).............                       180                  10,000
                                                  =============             ===========

                                                                    Commencement of Operations
                                                                      October 30, 2006 through
Institutional Service Shares (a)                                          March 31, 2007
--------------------------------                                          --------------
 Initial Investment made by IXIS (b).                                        25,000,000
 Sold................................                       -0-                  10,000
 Issued on reinvestment of dividends.                       168                 117,810
 Redeemed............................                       -0-             (25,117,810)
                                                  -------------             -----------
 Net increase (decrease).............                       168                  10.000
                                                  =============             ===========

                                                                    Commencement of Operations
                                                                     February 20, 2006 through
Short Term Income Shares                                                  March 31, 2007
------------------------                                                  --------------
 Sold................................               863,601,640              98,421,212
 Issued on reinvestment of dividends.                 1,614,100                  32,790
 Redeemed............................              (828,109,365)            (40,538,993)
                                                  -------------             -----------
 Net increase (decrease).............                37,106,375              57,915,009
                                                  =============             ===========

                                                                    Commencement of Operations
                                                                     December 8, 2006 through
Retail Shares                                                             March 31, 2007
-------------                                                             --------------
 Sold................................               363,292,503             146,464,053
 Issued on reinvestment of dividends.                 1,121,814                  60,003
 Redeemed............................              (260,312,654)           (104,707,181)
                                                  -------------             -----------
 Net increase (decrease).............               104,101,663              41,816,875
                                                  =============             ===========

                                                                    Commencement of Operations
                                                                     November 2, 2007 through
Advantage Shares                                                          March 31, 2007
----------------                                                          --------------
 Sold................................               339,075,898             310,727,491
 Issued on reinvestment of dividends.                 1,980,345               1,009,357
 Redeemed............................              (314,257,344)           (175,190,956)
                                                  -------------             -----------
 Net increase (decrease).............                26,798,899             136,545,892
                                                  =============             ===========


 (a) On March 19, 2007 Reich & Tang Asset Management, LLC invested $10,000 in each of the Institutional and Institutional classes of the U.S. Government Portfolio and Municipal Portfolios. The amounts are equivalent to less than 1% of total net assets of each Portfolio.

 (b) The U.S. Government and Municipal Portfolios commenced operations on October 30, 2006 with seed money investment of $60,000,000 from IXIS Asset Management U.S. Group, LP, an affiliate of the Advisor ("IXIS"). The U.S. Government Portfolio received $35,000,000 and the Municipal Portfolio received $25,000,000. The entire amount for both Portfolios was redeemed on December 19, 2006.

-------------------------------------------------------------------------------



===============================================================================

5. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2007 and 2006 were as follows:

                             Money Market               U.S. Treasury           U.S. Government           Municipal
                              Portfolio                  Portfolio                Portfolio               Portfolio
                              ---------                  ---------                ---------               ---------
                       2007         2006             2007       2006               2007                    2007
                       ----         ----             ----       ----               ----                    ----
 Ordinary Income   $95,364,473 $22,046,032       $43,582,659 $28,863,648       $2,896,549                   $-0-
 Tax-Exempt Income        $-0-        $-0-              $-0-        $-0-             $-0-             $1,499,539


During the year ended March 31, 2007, the Money Market Portfolio utilized capital loss carryforwards of $217.

At March 31, 2007, there were no  distributable  earnings for any Portfolio.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires the Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, the Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

6. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.

7. Subsequent Event

On November 5, 2007, a meeting of the shareholders convened to approve the merger of Cortland Trust, Inc., Daily Tax Free Income Fund, Inc. and Short Term Income Fund, Inc. into Daily Income Fund. The vote was passed and the merger became effective on November 19, 2007.

-------------------------------------------------------------------------------
DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2007, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:
                                                          Qualified Interest
                                                                Income
                                                                -------
Daily Income Fund - Money Market Portfolio                          45%
Daily Income Fund - U.S. Treasury Portfolio                        100%
Daily Income Fund - U.S. Government Portfolio                      100%

                       [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------
The  report  is  submitted  for  the general
information  of  the  shareholder  of  the
Fund. It  is not authorized for distribution
to  prospectives   investors  in   the  Fund
unless  preceded  or  accompanied  by  an
effective  prospectus ,  which  includes
information regarding the Fund's objectives
and policies, experience of its management,
marketability of shares, and other
information.
--------------------------------------------





Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DIF 9/07S

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

 By (Signature and Title)*      /s/ Christine Manna
                                    Christine Manna, Secretary

Date: December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President

Date: December 7, 2007

By (Signature and Title)*       /s/ Anthony Pace
                                    Anthony Pace, Treasurer

Date: December 7, 2007

* Print the name and title of each signing officer under his or her signature.